    As filed with the Securities and Exchange Commission on October 1, 2003
                                                         Registration No. ______

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

       [ ] Pre-Effective Amendment No.    [ ] Post-Effective Amendment No.

                        (Check appropriate box or boxes)

                               ECLIPSE FUNDS INC.
               (Exact Name of Registrant as Specified in Charter)

                51 Madison Avenue, New York, New York     10010
               (Address of Principal Executive Offices) (Zip code)

                  Registrant's Telephone Number: (973) 394-4448

                             Robert A. Anselmi, Esq.
                               John K. Forst, Esq.
                                  NYLIM Center
                              169 Lackawanna Avenue
                          Parsippany, New Jersey 07054
                     (Name and Address of Agent for Service)

                                    Copy to:

                              Paul S. Stevens, Esq.
                                   Dechert LLP
                                1775 I Street, NW
                              Washington, DC 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement become effective on October 31, 2003 pursuant to Rule 488.

No filing fee is due because an indefinite number of shares have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

                                  ECLIPSE FUNDS

                        ECLIPSE ULTRA SHORT DURATION FUND

                                51 MADISON AVENUE
                            NEW YORK, NEW YORK 10010
                                 (973) 394-4448

          SPECIAL MEETING OF SHAREHOLDERS TO BE HELD DECEMBER 3, 2003

Dear Shareholder:

         Your Board of Trustees has called a Special Meeting of shareholders ("Special Meeting") of the Eclipse Ultra Short Duration Fund ("Ultra Short Duration Fund"), which is scheduled for 9:00 a.m., Eastern time, on December 3, 2003 at the offices of New York Life Investment Management LLC, 169 Lackawanna Avenue, Parsippany, N.J. 07054.

         The Board of Trustees of the Ultra Short Duration Fund, a series of Eclipse Funds, a Massachusetts business trust, has reviewed and recommends that the Ultra Short Duration Fund be combined with the Eclipse Short Term Bond Fund ("Short Term Bond Fund"), a series of Eclipse Funds Inc., a Maryland corporation, in a tax-free reorganization ("Reorganization"). Both Funds are part of the Eclipse Family of Funds.

         If approved by shareholders, you will become a shareholder of the Short Term Bond Fund on the date that the Reorganization occurs. The Board believes that shareholders of the Ultra Short Duration Fund would benefit from combining the Funds in that it may result in a fund with a larger asset base which may provide greater investment opportunities and may benefit from economies of scale over the long term.

         You are being asked to vote to approve an Agreement and Plan of Reorganization. The accompanying document describes the proposed transaction and compares the strategies and expenses of each of the Funds for your evaluation.

         After careful consideration, the Board of Trustees of the Ultra Short Duration Fund unanimously approved this proposal and recommends shareholders vote "FOR" the proposal.

         A Proxy Statement/Prospectus that describes the Reorganization is enclosed. Your vote is very important to us regardless of the number of shares of the Ultra Short Duration Fund you own. Whether or not you plan to attend the Special Meeting in person, please read the proxy statement and cast your vote promptly. It is important that your vote be received by no later than the time of the Special Meeting on December 3, 2003. You may cast your vote by completing, signing, and returning the enclosed proxy card by mail in the envelope provided. If you have any questions before you vote, please contact Eclipse Funds by calling toll-free 1-866-2ECLIPSE/1-866-232-5477. We will get you the answers that you need promptly.

         We appreciate your participation and prompt response in this matter and thank you for your continued support.

                                       Sincerely

                                       Stephen C. Roussin

                                       President
                                       Eclipse Funds

                                  ECLIPSE FUNDS

                        ECLIPSE ULTRA SHORT DURATION FUND

                                51 MADISON AVENUE
                            NEW YORK, NEW YORK 10010
                                 (973) 394-4448

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                      OF ECLIPSE ULTRA SHORT DURATION FUND
                         TO BE HELD ON DECEMBER 3, 2003

To the Shareholders:

         NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of Eclipse Ultra Short Duration Fund ("Ultra Short Duration Fund"), a series of Eclipse Funds (the "Trust"), will be held at the offices of New York Life Investment Management LLC, 169 Lackawanna Avenue, Parsippany, N.J. 07054, on December 3, 2003, at 9:00 a.m., Eastern time.

         At the Special Meeting you will be asked to consider and approve the following proposals:

         (1) To approve an Agreement and Plan of Reorganization providing for (i) the acquisition of all of the assets of the Ultra Short Duration Fund by the Eclipse Short Term Bond Fund ("Short Term Bond Fund"), a series of Eclipse Funds Inc., (the "Company") in exchange for shares of the Short Term Bond Fund and the assumption of all liabilities of the Ultra Short Duration Fund by the Short Term Bond Fund and (ii) the subsequent liquidation of the Ultra Short Duration Fund;

         (2) To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

         You may vote at the Special Meeting if you are the record owner of shares of the Ultra Short Duration Fund as of the close of business on October 6, 2003 ("Record Date"). If you attend the Special Meeting, you may vote your shares in person. Even if you do not attend the Special Meeting, you may vote by proxy by completing, signing, and returning the enclosed proxy card by mail in the envelope provided.

         Your vote is very important to us. Whether or not you plan to attend the Special Meeting in person, please vote the enclosed proxy. If you have any questions, please contact the Eclipse Funds for additional information by calling toll-free 1-866-2ECLIPSE/1-866-232-5477.

                                       By order of the Board of Trustees

                                       Robert A. Anselmi
                                       Secretary

November 3, 2003

                           PROXY STATEMENT/PROSPECTUS

                                October 31, 2003

                               ECLIPSE FUNDS INC.

                          ECLIPSE SHORT TERM BOND FUND

                                51 MADISON AVENUE
                            NEW YORK, NEW YORK 10010
                                 (973) 394-4448

                       SPECIAL MEETING OF SHAREHOLDERS OF
                        ECLIPSE ULTRA SHORT DURATION FUND
                          TO BE HELD DECEMBER 3, 2003

                                  INTRODUCTION

         This combined Proxy Statement and Prospectus ("Proxy Statement/Prospectus") is being furnished in connection with the solicitation of proxies by the Board of Trustees of Eclipse Ultra Short Duration Fund ("Ultra Short Duration Fund"), a series of Eclipse Funds, a Massachusetts business trust, (the "Trust"), for a Special Meeting of Shareholders of the Ultra Short Duration Fund ("Special Meeting"). The Special Meeting will be held on
December 3, 2003, at 9:00 a.m., Eastern time, at the offices of New York Investment Management LLC, 169 Lackawanna Avenue, Parsippany, N.J. 07054. As more fully described in this Proxy Statement, the purpose of the Special Meeting is to vote on a proposed reorganization ("Reorganization") of the Ultra Short Duration Fund into the Eclipse Short Term Bond Fund, a series of Eclipse Funds Inc., a Maryland Corporation, (the "Company") (each a "Fund" and collectively the "Funds"). Both Funds are part of the Eclipse Family of Funds.

         Because Shareholders of the Ultra Short Duration Fund are being asked to approve the Reorganization Agreement that will result in a transaction in which the Ultra Short Duration Fund Shareholders will ultimately hold shares of the Short Term Bond Fund, this Proxy Statement also serves as a Prospectus for the Short Term Bond Fund, a series of the Company. Each Fund offers two classes of shares: the No-Load Class and the Service Class. Holders of No-Load Class shares of the Ultra Short Duration Fund will receive an amount of No-Load Class shares of the Short Term Bond Fund equal in value to their No-Load Class Ultra Short Duration Fund shares; and holders of Service Class shares of the Ultra Short Duration Fund will receive an amount of Service Class shares of the Short Term Bond Fund equal in value to their Service Class Ultra Short Duration Fund shares.

         This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know before voting on the Reorganization Agreement. A Statement of Additional Information ("SAI") relating to this Proxy Statement dated October 31, 2003 containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. For a more detailed discussion of the investment objectives, policies and restrictions of the Funds, see the Prospectus and SAI for the Funds, each dated March 1, 2003, which are incorporated herein by reference. Each Fund also provides periodic reports to its shareholders which highlight certain important information about the Funds, including investment results and financial information. The annual report dated October 31, 2002 and the semi-annual report dated

April 30, 2003 for each of the Funds are incorporated herein by reference. You may receive a copy of the most recent Prospectus, SAI, SAI relating to the Proxy Statement, annual report and semi-annual report for each of the Funds without charge by contacting NYLIFE Distributors, Inc., attn: Eclipse Marketing Dept., NYLIM Center, 169 Lackawanna Avenue, Parsippany, N.J. 07054, or call toll-free 1-866-2ECLIPSE/1-866-232-5477.

         You can copy and review information about each Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

         THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  ECLIPSE FUNDS

                        ECLIPSE ULTRA SHORT DURATION FUND

                                TABLE OF CONTENTS

                                                                                                                     Page
                                                                                                                     ----
SYNOPSIS........................................................................................................       1

         The Reorganization.....................................................................................       1
         Board Recommendations..................................................................................       1
         The Company (Eclipse Funds Inc.).......................................................................       2
         Comparison of Investment Objectives, Strategies and Management.........................................       2
         Comparison of Fees and Expenses........................................................................       3
         Management Fees........................................................................................       4
         Relative Performance...................................................................................       4

COMPARISON OF INVESTMENT OBJECTIVES, TECHNIQUES AND PRINCIPAL RISKS OF INVESTING IN THE FUND....................       5

         Investment Objectives of Each Fund.....................................................................       5
         Primary Investments of Each Fund.......................................................................       5

INFORMATION ABOUT THE REORGANIZATION............................................................................       7

         The Reorganization Agreement...........................................................................       7
         Reasons for the Reorganization.........................................................................       8
         Board Considerations...................................................................................       8
         Tax Considerations.....................................................................................       9
         Expenses of the Reorganization.........................................................................       9

HOW TO PURCHASE, SELL AND EXCHANGE SHARES.......................................................................       9

         Multi-Class Structure..................................................................................       9
         Shareholder Services Plan and Shareholder Service Fees.................................................      10
         Buying, Selling and Exchanging Eclipse Funds Shares....................................................      10
         How to Open Your Eclipse Account.......................................................................      10
         Verification of Identity...............................................................................      10
         Investment Minimums....................................................................................      11
         Selling Shares.........................................................................................      11
         Redemptions-in-Kind....................................................................................      12
         Shareholder Services...................................................................................      12
         General Policies.......................................................................................      14
         Redemption Fee.........................................................................................      15
         Medallion Signature Guarantees.........................................................................      15
         Determining the Funds' Share Prices (NAV) and the Valuation of Securities..............................      16
         Fund Earnings..........................................................................................      16
         Understand the Tax Consequences........................................................................      17

ADDITIONAL INFORMATION ABOUT SHORT TERM BOND FUND...............................................................      18

         Investment Advisor.....................................................................................      18
         Portfolio Managers.....................................................................................      18
         Performance of the Short Term Bond Fund................................................................      18
         Past Performance.......................................................................................      19

ADDITIONAL INFORMATION ABOUT THE FUNDS..........................................................................      19

         Financial Highlights...................................................................................      19
         Form of Organization...................................................................................      20
         Distributor............................................................................................      20
         Dividends and Other Distributions......................................................................      20
         Capitalization.........................................................................................      20

OTHER BUSINESS..................................................................................................      21

GENERAL INFORMATION.............................................................................................      21

         Solicitation of Votes..................................................................................      21
         Quorum.................................................................................................      21
         Vote Required..........................................................................................      21
         Effect of Abstentions and Broker "Non-Votes"...........................................................      21
         Adjournments...........................................................................................      22
         Future Shareholder Proposals...........................................................................      22
         Record Date and Outstanding Shares.....................................................................      22
         Security Ownership of Certain Beneficial Owners and Management.........................................      22
         Information About the Funds............................................................................      23

EXHIBIT A.......................................................................................................     A-1

EXHIBIT B.......................................................................................................     B-1

EXHIBIT C.......................................................................................................     C-1

EXHIBIT D.......................................................................................................     D-1

                                    SYNOPSIS

         This Synopsis is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and the Agreement and Plan of Reorganization ("Reorganization Agreement"), a copy of which is attached to this Proxy Statement/Prospectus as Exhibit A. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information; please read each Fund's prospectus.

THE REORGANIZATION

         At a meeting on September 24, 2003, the Board of Trustees approved the Reorganization Agreement. Subject to the approval of the shareholders of the Ultra Short Duration Fund, the Reorganization Agreement provides for:

         - the transfer of all of the assets of the Ultra Short Duration Fund to the Short Term Bond Fund in exchange for shares of beneficial interest of the Short Term Bond Fund;

         - the assumption by the Short Term Bond Fund of all of the liabilities of the Ultra Short Duration Fund;

         - the distribution of the Short Term Bond Fund shares to the shareholders of the Ultra Short Duration Fund; and

         -        the complete liquidation of the Ultra Short Duration Fund

         The Reorganization is scheduled to be effective upon the close of business on December 10, 2003, or on a later date as the parties may agree ("Closing Date"). As a result of the Reorganization, each shareholder of the Ultra Short Duration Fund will become the owner of the number of full and fractional shares of the Short Term Bond Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Ultra Short Duration Fund shares as of the close of business on the Closing Date. See "INFORMATION ABOUT THE REORGANIZATION" below. The Reorganization will not affect your right to purchase and redeem shares, to exchange among other Eclipse Funds with which you would have been able to exchange prior to the Reorganization, and to receive dividends and other distributions. For more information about the characteristics of the classes of shares offered by the Funds see "HOW TO PURCHASE, SELL AND EXCHANGE SHARES" below.

         Approval of the Reorganization will require the affirmative vote of the holders of a majority of the outstanding shares of the Ultra Short Duration Fund entitled to vote and present in person or by proxy at the Special Meeting. See "GENERAL INFORMATION BELOW."

BOARD RECOMMENDATIONS

         For the reasons set forth below under "Reasons For the Reorganization," the Board, including all of the Independent Trustees, has concluded that the Reorganization would be in the best interests of the shareholders of the Ultra Short Duration Fund and that the interests of the Ultra Short Duration Fund's existing shareholders would not be diluted as a result of the Reorganization, and therefore has submitted the Reorganization Agreement for approval to you, the shareholders of the Ultra Short Duration Fund. THE BOARD RECOMMENDS THAT YOU VOTE FOR THE REORGANIZATION.

THE COMPANY (ECLIPSE FUNDS INC.)

         The Eclipse Short Term Bond Fund is a series of Eclipse Funds Inc. (the "Company"), an open-end management investment company organized as a Maryland Corporation. Eclipse Ultra Short Duration Fund is a series of Eclipse Funds, an open-end management investment company organized as a Massachusetts business trust. The Company offers redeemable shares in different classes and/or series. The Eclipse Short Term Bond

Fund offers two classes of shares: No-Load Class and Service Class. The Eclipse Ultra Short Duration Fund offers two classes of shares: No-Load Class and Service Class.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND MANAGEMENT

This section will help you compare the investment objectives and principal investment strategies of the Ultra Short Duration Fund and the Short Term Bond Fund. Please be aware this is only a brief discussion. More information may be found in each Fund's prospectus.

--------------------------------------------------------------------------------------------------------------------------
                                               ULTRA SHORT DURATION FUND                   SHORT TERM BOND FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE                  To seek a high level of current income,     To seek to maximize total return,
                                      capital preservation, and a relatively      consistent with liquidity,
                                      stable net asset value.                     preservation of capital and investment
                                                                                  in short-term debt securities.
--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES       The Fund normally invests at least 80% of   The Fund normally invests at least 80%
                                      its assets in investment grade,             of its assets in an actively managed,
                                      fixed-income securities (such as bonds)     diversified portfolio of debt
                                      issued by U.S. corporations or issued and   securities, including securities with
                                      guaranteed by the U.S. Government, its      special features (e.g. puts and
                                      agencies or instrumentalities. Under        variable or floating rates) which have
                                      normal market conditions, the Fund seeks    price characteristics similar to debt
                                      to maintain its maximum duration at no      securities. Normally, the Fund will
                                      more than 13 months.                        have a dollar-weighted average
                                                                                  maturity of three years or less.

                                                                                  As part of the Fund's principal
                                                                                  strategies, MacKay Shields, the Fund's
                                                                                  Subadvisor, may use investment practices
                                                                                  such as mortgage dollar rolls and
                                                                                  portfolio securities lending.
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT MANAGER                    New York Life Investment Management LLC     New York Life Investment Management LLC
--------------------------------------------------------------------------------------------------------------------------
SUBADVISOR                            N/A                                         MacKay Shields LLC
--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGERS                    Wesley G. McCain and Joan M. Sabella        Claude Athaide and Gary Goodenough
--------------------------------------------------------------------------------------------------------------------------

         As you can see from the above chart, the Funds invest in substantially similar types of securities. Both Funds seek income and capital preservation as part of their investment objectives. Both Funds invest at least 80% of their assets in debt securities with similar credit quality ratings and share certain of the same principal investments such as mortgage-related and asset-backed securities. The primary difference between the Funds is the duration of the fixed-income securities in which each Fund invests. The securities in the Short Term Bond Fund's portfolio generally will have a longer duration than those in the Ultra Short Duration Fund's portfolio. Normally, the dollar-weighted average maturity of the Short Term Bond Fund will be three years or less, while the Ultra Short Duration Fund seeks a maximum duration of no more than 13 months. Generally, fixed-income securities of a shorter duration will have less sensitivity to interest rate changes.

COMPARISON OF FEES AND EXPENSES

         The following discussion describes and compares the fees and expenses of the Funds. The pro forma line items show expenses of the Short Term Bond Fund as if the Reorganization had occurred on April 30, 2003. The Annual Fund Operating Expenses table and Example table shown below are based on actual expenses incurred in each Fund's fiscal year ended October 31, 2002.

-----------------------------------------------------------------------------------------------------------------------
            SHAREHOLDER FEES                     ULTRA SHORT                SHORT TERM              PRO FORMA COMBINED
(FEES PAID DIRECTLY FROM YOUR INVESTMENTS)      DURATION FUND                BOND FUND             SHORT TERM BOND FUND
-----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on          No-Load Class              No-Load Class              No-Load Class
Purchases                                       None                       None                       None
                                                -----------------------------------------------------------------------
                                                Service Class              Service Class              Service Class
                                                None                       None                       None
-----------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)            No-Load Class              No-Load Class              No-Load Class
(as a percentage of redemption proceeds)        None                       None                       None
                                                -----------------------------------------------------------------------
                                                Service Class              Service Class              Service Class
                                                None                       None                       None
-----------------------------------------------------------------------------------------------------------------------
Exchange Fee(1)                                 No-Load Class              No-Load Class              No-Load Class
                                                None                       None                       None
                                                -----------------------------------------------------------------------
                                                Service Class              Service Class              Service Class
                                                None                       None                       None
-----------------------------------------------------------------------------------------------------------------------
Maximum Account Fee*                            No-Load Class              No-Load Class              No-Load Class
                                                None                       None                       None
                                                -----------------------------------------------------------------------
                                                Service Class              Service Class              Service Class
                                                None                       None                       None
-----------------------------------------------------------------------------------------------------------------------

(1) Except for systematic exchanges processed via the Fund's transfer agent's automated system, and as to certain accounts for which tracking data is not available, after five exchanges per calendar year, a $10 Exchange Fee may be imposed per exchange.

* An annual account fee of $12 (subject to a maximum of $36 per Social Security /tax i.d. number) may be charged on accounts with balances below $1,000. This fee will not be charged on accounts with balances that fall below $1,000 due to adverse market conditions. There are exceptions. See "HOW TO PURCHASE, SELL AND EXCHANGE SHARES" below.

--------------------------------------------------------------------------------------------------------------------------
   ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND          ULTRA SHORT                      SHORT TERM              PRO FORMA COMBINED
               ASSETS)                        DURATION FUND+                    BOND FUND              SHORT TERM BOND FUND
--------------------------------------------------------------------------------------------------------------------------
Management Fees                        No-Load Class       .40%        No-Load Class         .60%           .60%
                                       -----------------------------------------------------------------------------------
                                       Service Class       .40%        Service Class         .60%           .60%
--------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees              No-Load Class       None        No-Load Class         None           None
                                       -----------------------------------------------------------------------------------
                                       Service Class       None        Service Class         None           None
--------------------------------------------------------------------------------------------------------------------------
Other Expenses                         No-Load Class       .29%        No-Load Class         .36%           .18%
                                       -----------------------------------------------------------------------------------
                                       Service Class       .54%(1)     Service Class(2)      .61%           .43%
--------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses   No-Load Class       .69%        No-Load Class(3)      .96%           .78%(5)
                                       -----------------------------------------------------------------------------------
                                       Service Class       .94%        Service Class(3)     1.21%          1.03%(5)
--------------------------------------------------------------------------------------------------------------------------
Fee Waiver                             No-Load Class       .20%        No-Load Class         ---            ---
                                       -----------------------------------------------------------------------------------
                                       Service Class       .20%        Service Class         ---            ---
--------------------------------------------------------------------------------------------------------------------------
Net Annual Fund Operating Expenses     No-Load Class       .49%(4)     No Load Class         ---            ---
                                       -----------------------------------------------------------------------------------
                                       Service Class       .74%(4)     Service Class         ---            ---
--------------------------------------------------------------------------------------------------------------------------

+ The Ultra Short Duration Fund first offered Service Class shares on July 1, 2002.

(1) Includes shareholder service fees of .25% for Service Class shares. Other expenses of the Service Class shares are based on estimates of expenses that will be incurred during the current fiscal period.

(2)      Includes shareholder service fees of .25% for Service Class shares.

(3) The Manager has voluntarily agreed to waive a portion of the fees otherwise payable to it. The Manager has further voluntarily agreed to limit the Fund's total annual fund operating expenses for the No-Load Class and Service Class shares to .60% and .85%, respectively. With this reduction, for the year ended October 31, 2002, the management fee paid was .24% for the No-Load Class and Service Class shares, and total annual fund operating expenses were .60% for the No-Load Class shares and .85% for the Service Class shares. These waivers may be discontinued at any time without notice.

(4) The Manager had contractually waived .20% of its management fee through December 31, 2002. In addition, the Manager has voluntarily waived the remainder of its management fee and partially reimbursed the Fund for its other expenses. With these waivers and reimbursement, for the most recent fiscal year, the Fund's actual net annual fund operating expenses were .20% for the No-Load Class shares. For the Service Class shares, for the period ended October 31, 2002, the Fund's actual net annual operating expenses were .45%. In addition, the Manager undertook to limit the total annual fund operating expenses of the Fund through December 31, 2002 to that of the twelve months ended December 31, 2000 (.20% for the No-Load Class). However, this limitation did not limit increases in transfer agency expenses incurred by the Fund in accordance with the transfer agency expense arrangements in effect prior to December 12, 2000. The Manager has agreed to continue to waive its management fee and to partially reimburse the Fund for its other expenses in the same manner on a voluntary basis. The Manager may discontinue all or part of the voluntary waiver or expense reimbursement at any time without notice.

(5) If the Reorganization is approved by shareholders, the Manager has voluntarily agreed to limit the Fund's total annual fund operating expenses to .60% and .85% for the No-Load Class shares and Service Class shares, respectively.

EXAMPLE

The following examples are intended to help you compare the costs of investing in each Fund and the combined Fund. The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The examples also assume that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Your actual costs may be higher or lower.

         FUND                                 1 YEAR              3 YEARS            5 YEARS            10 YEARS
         ----                                 ------              -------            -------            --------
ULTRA SHORT DURATION FUND
     No-Load Class(1)                         $   70              $   221            $   384            $    859
     Service Class(1)                         $   96              $   300            $   520            $  1,155

SHORT TERM BOND FUND
     No-Load Class(1)                         $   98              $   306            $   531            $  1,178
     Service Class(1)                         $  123              $   384            $   665            $  1,466

PRO FORMA SHORT TERM BOND FUND(2)
     No-Load Class(1)                         $   80              $   249            $   433            $    966
     Service Class (1)                        $  105              $   328            $   569            $  1,259

------------------
(1)      Does not reflect fee waiver.

(2) Assuming the reorganization of the Ultra Short Duration Fund into the Short Term Bond Fund.


MANAGEMENT FEES

         The Ultra Short Duration Fund pays a management fee of 0.40% of the Fund's average daily net assets. The Short Term Bond Fund pays a management fee of .60% of the Fund's average daily net assets. From this amount, New York Life Investment Management LLC ("NYLIM" or the "Manager") pays MacKay Shields LLC (the "Subadviser") a sub-advisory fee of .15% of the Short Term Bond Fund's average daily net assets for its services as a subadvisor to the Fund.

RELATIVE PERFORMANCE

         The following table shows the average annual total return for No-Load Class shares of each Fund and its comparative index over the last ten years. Average annual total return is shown for each calendar year since 1995 in the case of the Ultra Short Duration Fund (which commenced operation in 1994) and since 1993 in the case of the Short Term Bond Fund (which commenced operation in 1991). The Indexes have an inherent performance advantage over the Funds, since an index incurs no operating expenses. An investor cannot invest in an index. Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of any sales charges.

-------------------------------------------------------------------------------------------------------------------------------
Calendar Year/                 Ultra Short                Citigroup              Short Term               Citigroup
Period Ended                  Duration Fund       1 Year Treasury Index(1)       Bond Fund        1-3 Year Treasury Index(2)
-------------------------------------------------------------------------------------------------------------------------------
  12/31/93                         N/A                     --                       5.67                     5.39
-------------------------------------------------------------------------------------------------------------------------------
  12/31/94                         N/A                     --                       0.11                     0.53
-------------------------------------------------------------------------------------------------------------------------------
  12/31/95                        7.83                   8.09                      10.27                    10.73
-------------------------------------------------------------------------------------------------------------------------------
  12/31/96                        5.48                   5.68                       4.81                     5.09
-------------------------------------------------------------------------------------------------------------------------------
  12/31/97                        6.21                   6.11                       6.13                     6.64
-------------------------------------------------------------------------------------------------------------------------------
  12/31/98                        6.27                   5.89                       6.37                     6.98
-------------------------------------------------------------------------------------------------------------------------------
  12/31/99                        4.12                   4.26                       2.40                     3.04
-------------------------------------------------------------------------------------------------------------------------------
  12/31/00                        6.59                   7.10                       8.11                     8.01
-------------------------------------------------------------------------------------------------------------------------------
  12/31/01                        6.33                   7.07                       7.92                     8.31
-------------------------------------------------------------------------------------------------------------------------------
  12/31/02                        3.33                   3.30                        4.2                     5.78
-------------------------------------------------------------------------------------------------------------------------------

-------------------
(1) The Citigroup 1 Year Treasury Index is an unmanaged index that is considered to be representative of the U.S. short-term bond market. Results assume reinvestment of all income and capital gains. You cannot invest directly in an index.

(2) The Citigroup 1-3 Year Treasury Index is an index composed of U.S. Treasury Notes and Bonds with maturities of one year or greater, but less than three years (minimum amount outstanding is $1 billion per issue). You cannot invest directly in an index.

     COMPARISON OF INVESTMENT OBJECTIVES, TECHNIQUES AND PRINCIPAL RISKS OF
                             INVESTING IN THE FUND

         The following discussion comparing investment objectives, techniques, restrictions, and principal risks of the Ultra Short Duration Fund and the Short Term Bond Fund is based upon and qualified in its entirety by the respective investment objectives, techniques, restrictions and principal risks sections of the prospectuses of the Ultra Short Duration Fund and the Short Term Bond Fund each dated March 1, 2003.

INVESTMENT OBJECTIVES OF EACH FUND

         The investment objective of the Ultra Short Duration Fund is to seek a high level of current income, capital preservation, and a relatively stable net asset value. The investment objective of the Short Term Bond Fund is to seek to maximize total return, consistent with liquidity, preservation of capital and investment in short term debt securities. Total return is a combination of income and realized and unrealized capital gains.

PRIMARY INVESTMENTS OF EACH FUND

         The Ultra Short Duration Fund pursues its goal by selecting bonds based primarily on their credit quality and duration. Additionally, the Fund invests in investment grade bonds; maintains its maximum duration at no more than 13 months; and holds a bond to maturity or call date, if applicable. The Fund may sell the bond sooner if it falls below investment grade, or if the Fund receives other adverse information about an issuer. The Fund may lend its portfolio securities with a value of up to 20% of its total assets and may invest: up to 5% of its assets in warrants; up to 10% of its assets in securities of foreign issuers, but only in countries the Manager considers stable and only in securities the Manager considers to be of high quality; up to 10% of its assets in restricted securities; and in mortgage-backed and asset-backed securities.

         The Short Term Bond Fund pursues its goal by conducting a continuing review of yields and other information derived from databases which it maintains in managing fixed-income portfolios. Fundamental economic cycle analysis, credit quality and interest rate trends are the principal factors considered by the Fund's Subadvisor in determining whether to increase or decrease the investment emphasis placed on a particular type of security or industry sector within the Fund's investment portfolio. The Fund's principal investments include: obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; mortgage-related and asset-backed securities; CDs, time deposits and bankers' acceptances issued by U.S. banks or savings and loan associations; and debt securities issued by U.S. corporate entities. The Fund's principal investments may have fixed, variable or floating rates of interest. The Subadvisor may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy, meaningful changes in the issuer's financial condition, and changes in the condition and outlook in the issuer's industry.

         Further information about each Fund's principal investment strategies and risks is set forth below.

Debt Securities. Both of the Funds are subject to the risks associated with investing primarily in debt securities, including credit risk and interest rate risk. Credit risk is the risk that a bond issuer will default, by failing to repay principal and interest in a timely manner. Interest rate risk is the risk of the reduction in the value of a security, such as a bond, resulting from a rise in the interest rates. Each Fund invests in securities rated Baa or better by Moody's or rated BBB or better by S&P, or if unrated, determined by the Investment Manager or Subadvisor, respectively, to be of comparable quality.

Derivatives. Both of the Funds invest in certain derivatives including mortgage-related and asset-backed securities. Mortgage-related securities are debt securities whose values are based on underlying pools of mortgages. These securities may be issued by U.S. governmental entities or private issuers. Asset-backed securities are debt securities whose values are based on underlying pools of receivables. The Funds use derivatives to try to enhance returns or reduce the risk of loss (hedge) of certain holdings. The value of mortgage-related and asset-backed securities may be significantly affected by changes in interest rates, the market's perception of issuers and the creditworthiness of the parties involved. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk if interest rates fall and if the security has been purchased at a premium the amount of some or all of the premium may be lost in the event of prepayment.

The Short Term Bond Fund may invest in floaters (or securities with a floating rate of interest) which are debt securities with a variable interest rate that is tied to another interest rate, such as a money-market index or Treasury bill rate. Regardless of its purpose, a Fund may lose money using derivatives.

The value of derivative securities is based on certain underlying securities, interest rates, currencies or indices. Derivative securities may be hard to sell and are very sensitive to changes in the underlying security, interest rate, currency or index, and as a result can be highly volatile. If the Manager or the Subadvisor is wrong about its expectations of changes in interest rates or market conditions, the use of derivatives could result in a loss. A Fund could also lose money if the counter-party to the transaction does not meet its obligations. In addition, the leverage associated with inverse floaters, a type of derivative, may result in greater volatility in their market value than other income-producing securities.

Mortgage Dollar Rolls and Securities Lending. Both of the Funds may participate in securities lending. A Fund's use of securities lending also presents certain risks. In a securities lending transaction, a Fund lends securities from its portfolio to a broker-dealer (or to other financial institution) for a period of time. The Fund receives interest and/or a fee and a promise that the securities will be returned on a fixed date. The risks of lending portfolio securities, as with other extensions of credit, consist of possible loss of rights in the collateral should the borrower fail financially. The Short Term Bond Fund may also invest in mortgage dollar rolls. In a mortgage dollar roll, a Fund sells a mortgage-backed security from its portfolio to another party and agrees to buy a similar security from the same party at a lower price at a later date. The principal risk of mortgage dollar rolls is that the security the Fund receives at the end of the transaction may be worth less than the security the Fund sold to the same counterparty at the beginning of the transaction.

Foreign Securities. Each Fund may invest in U.S. dollar-denominated and non-U.S. dollar-denominated foreign debt and equity securities and in CDs issued by foreign banks and foreign branches of U.S. Banks. The Ultra Short Duration Fund may invest up to 10% of its assets in securities of foreign issuers, but only in countries that the Manager considers stable and only in securities the Manager considers to be of high quality. Investing in foreign securities can subject the Funds to various risks of loss that are different from risks of investing in securities of U.S.-based issuers. These include losses due to: fluctuating currency values; less liquid markets; greater price volatility; political and economic instability; less publicly available information about issuers; changes in U.S. or foreign tax or currency laws; and changes in monetary policy. Neither Fund may invest in countries with emerging markets.

Restricted Securities. Each Fund may invest in restricted securities which are those securities that are sold only through negotiated private transactions and not to the general public, due to certain restrictions imposed by federal securities laws. Restricted securities are subject to legal restrictions on their sale (other than those eligible for resale pursuant to guidelines adopted by the Board). Difficulty in selling securities may result in a loss or be costly to a Fund. Restricted securities generally can be sold only in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Where registration is required, the holder of an unregistered security may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder of a restricted security (e.g., a Fund) might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Illiquid Securities. The Short Term Bond Fund may invest in illiquid securities so long as such purchases at the time thereof would not cause more than 10% of the value of the Fund's net assets to be invested in all such illiquid or not readily marketable assets. Illiquid securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. This includes repurchase agreements of more than seven days' duration. Difficulty in selling securities may result in a loss or may be costly to the Fund. The Ultra Short Duration Fund may not invest in illiquid securities.

Warrants. The Ultra Short Duration Fund may invest up to 5% of its assets in warrants. A warrant is a security that entitles the holder to purchase common stock at a specified price for a defined period. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Fund will lose its entire investment in such warrant.

                      INFORMATION ABOUT THE REORGANIZATION

THE REORGANIZATION AGREEMENT

         The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as Appendix A.

         The Reorganization Agreement provides for (i) the transfer, as of the Closing Date, of all of the assets of the Ultra Short Duration Fund in exchange for shares of beneficial interest of the Short Term Bond Fund and the assumption by the Short Term Bond Fund of all of the Ultra Short Duration Fund liabilities; and (ii) the distribution of shares of the Short Term Bond Fund to shareholders of the Ultra Short Duration Fund, as provided for in the Reorganization Agreement. The Ultra Short Duration Fund will then be liquidated.

         After the Reorganization, each shareholder of the Ultra Short Duration Fund will own shares of the Short Term Bond Fund having an aggregate value equal to the aggregate value of the shares in the Ultra Short Duration Fund held by that shareholder as of the Closing Date. Shareholders of No-Load Class and Service Class shares of the Ultra Short Duration Fund will receive the same Class of shares of the Short Term Bond Fund. In the interest of economy and convenience, shares of the Short Term Bond Fund will not be represented by physical certificates.

         Until the Closing Date, shareholders of the Ultra Short Duration Fund will continue to be able to redeem their shares. Redemption requests received after the Closing Date will be treated as requests received by the Short Term Bond Fund for the redemption of its shares.

         The obligations of the Funds under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of the Ultra Short Duration Fund. The Reorganization Agreement also requires that each of the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

REASONS FOR THE REORGANIZATION

         The Reorganization is one of several reorganizations and liquidations that are planned among the Eclipse Family of Funds. Management of the Eclipse Family of Funds has proposed the consolidation of several of the Eclipse Family of Funds that they believe have similar or compatible investment strategies. The reorganizations are designed to reduce the substantial overlap in funds offered in the Eclipse Family of Funds, thereby eliminating inefficiencies and confusion about overlapping funds. New York Life Investment Management LLC (the Fund's Manager) also believes that the reorganizations may benefit Fund shareholders by resulting in surviving funds with a greater asset base. This is expected to provide greater investment opportunities for the surviving funds and the potential to take larger portfolio positions.

         The proposed Reorganization was presented to the Board of Trustees of the Ultra Short Duration Fund and the Board of Directors of the Short Term Bond Fund for consideration at a meeting held on September 18, 2003 and September 24, 2003. For the reasons discussed below, the Trustees of the Ultra Short Duration Fund, including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Fund, determined that the interests of the shareholders of the Ultra Short Duration Fund will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of the Fund and its shareholders.

         The Reorganization will allow shareholders of the Ultra Short Duration Fund to continue to participate in a professionally-managed portfolio that seeks income and preservation of capital through investment of at least 80% of its assets in debt securities. As shareholders of the Short Term Bond Fund, shareholders will be able to continue to exchange into the Eclipse Family of Funds that offer the same Class of shares in which such shareholder is currently invested.

BOARD CONSIDERATIONS

         The Board of Trustees of the Ultra Short Duration Fund, in recommending the proposed transaction, considered a number of factors, including the following:

         - the plans of management to reduce overlap in funds in the Eclipse Family of Funds;

         -        the potential benefits of the transaction to shareholders;

         - the relative investment performance of the Ultra Short Duration Fund as compared to the Short Term Bond Fund;

         - expense ratios and information regarding fees and expenses of the Ultra Short Duration Fund and the Short Term Bond Fund;

         -        the relative size of the Funds;

         - whether the Reorganization would dilute the interests of the current shareholders of the Ultra Short Duration Fund;

         - the similarity of investment objectives and strategies of the Short Term Bond Fund with those of the Ultra Short Duration Fund;

         - the fees or expenses that will be borne directly or indirectly by the Funds in connection with the merger; and

         - the tax consequences of the Reorganization to the Ultra Short Duration Fund and its shareholders, including the tax-free nature of the transaction.

         The Board of Trustees also considered the future potential benefits to the Manager in that its costs to administer both Funds may be reduced if the Reorganization is approved.

THE TRUSTEES OF THE ULTRA SHORT DURATION FUND RECOMMEND THAT SHAREHOLDERS APPROVE THE REORGANIZATION WITH THE SHORT TERM BOND FUND.

TAX CONSIDERATIONS

         The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither the Ultra Short Duration Fund nor its shareholders, nor the Short Term Bond Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Funds will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

         Immediately prior to the Reorganization, the Ultra Short Duration Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of the Ultra Short Duration Fund's investment company taxable income for taxable years ending on or prior to the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Reorganization (after reduction for any available capital loss carryforward). Such dividends will be included in the taxable income of the Ultra Short Duration Fund shareholders.

EXPENSES OF THE REORGANIZATION

New York Life Investment Management LLC (the Funds' Manager) will bear the cost of the Reorganization.

                    HOW TO PURCHASE, SELL AND EXCHANGE SHARES

         The following pages are intended to help you understand the costs associated with buying, holding and selling your Eclipse investments.

MULTI-CLASS STRUCTURE

         This Prospectus offers both No-Load Class and Service Class shares of certain Funds. Other classes of shares of the Eclipse Funds are offered by separate prospectuses. Classes of shares of the Eclipse Funds differ only in terms of their sales, service and/or distribution expenses and any other specific expenses that the Board may approve. The No-Load Class and Service Class differ from each other only in terms of the service expenses paid by the Service Class shares and any other specific expenses that the Board may approve. Service Class shares incur an annual 0.25% shareholder service fee that the No-Load Class shares do not incur (see description below).

SHAREHOLDER SERVICES PLAN AND SHAREHOLDER SERVICE FEES

         Eclipse Funds has adopted a Shareholder Services Plan with respect to Service Class shares. Under the terms of the Shareholder Services Plan, each Fund's Service Class is authorized to pay to NYLIM, as compensation for services rendered by NYLIM, its affiliates or independent third-party service providers, to the shareholders of the Service Class shares, a shareholder service fee at the rate of 0.25% on an annualized basis of the average daily net assets of the Service Class shares of such Funds.

         Pursuant to the Shareholder Services Plan, each Fund's Service Class shares may pay "service fees" as that term is defined in the rules of the National Association of Securities Dealers, Inc. for services provided to shareholders of the Service Class of such Funds. These fees are for individual services, including assistance in establishing and maintaining shareholder accounts and assisting shareholders who have questions or other needs relating to their accounts.

         Because service fees are on-going, over time they will increase the cost of an investment in a Fund and may cost more than other types of sales charges.

BUYING, SELLING AND EXCHANGING ECLIPSE FUNDS SHARES

HOW TO OPEN YOUR ECLIPSE ACCOUNT

         Eclipse Funds are offered exclusively through brokers, dealers, banks or other financial institutions or other third parties such as 401(k) plans ("Investment Dealers"). Investors may benefit from the expertise and guidance of an investment professional. When you invest through an Investment Dealer, you should ask for help to determine the suitability of a Fund or share class. In addition, an Investment Dealer will help you set up your account and make subsequent investments for you. Further, they will forward your investment instructions and payment to Eclipse Funds. Investment Dealers may impose fees and conditions on you for these services that are not described in this Prospectus.

         You buy shares at net asset value ("NAV") per share. NAV is generally calculated as of the close of regular trading (usually 4:00 p.m. eastern time) on the New York Stock Exchange (the "Exchange"). When you buy shares, you must pay the NAV next calculated after Eclipse Shareholder Services ("ESS"), a division of NYLIM Service Company LLC, the Funds' transfer agent, receives your order in good order. Alternatively, Eclipse Funds has arrangements with certain Investment Dealers such that purchase orders through these entities are considered received in good order when received by your Investment Dealer together with the purchase price of the shares ordered. The order will then be priced at a Fund's NAV computed after acceptance by these entities. Such Investment Dealers are responsible for transmitting the purchase order to the Funds.

         Good order means all the necessary information, signatures and documentation have been received.

VERIFICATION OF IDENTITY

         To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government list s of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

-    Name;

-    Date of birth (for individuals);

- Residential or business street address (although post office boxes are still permitted for mailing); and

- Social security number, taxpayer identification number, or other identifying number.

         You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

EFFECTIVE OCTOBER 1, 2003, FEDERAL LAW PROHIBITS THE FUND AND OTHER FINANCIAL INSTITUTIONS FROM OPENING A NEW ACCOUNT UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE.

         After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

INVESTMENT MINIMUMS

         The following minimums apply if you are investing in the Funds:

-    $1,000 for an initial investment in any single Fund;

-    $100 for each subsequent investment in any of the Funds; or

- $100 for initial and subsequent purchases through a systematic investment plan.

         The minimum initial investment amount is waived for purchases by the Trustees, Directors and employees of New York Life and its affiliates and subsidiaries and their employees, officers, directors or agents, and may be waived for Coverdell Education Savings Accounts.

         The Funds may also accept investments of smaller amounts at their discretion.

SELLING SHARES

                                                       HOW                                            DETAILS
BY CONTACTING YOUR INVESTMENT DEALER:                                               You may sell (redeem) your shares through
                                                                                    your Investment Dealer or by any of the
                                                                                    methods described below.

BY PHONE:                               TO RECEIVE PROCEEDS BY CHECK:               ESS will only send checks to the account's
                                        Call ESS toll-free at                       owner at the owner's  address of record and
                                        1-866-2ECLIPSE (1-866-232-5477)             generally will not send checks to addresses
                                        between 8 am and 6 pm  eastern time         on record for 30 days or less.
                                        any day the Exchange is open. Call          * The maximum order ESS can process by phone
                                        before 4 pm eastern time to sell            is $100,000.
                                        shares at the current day's NAV.

                                        TO RECEIVE PROCEEDS BY WIRE:                Generally, after receiving your sell order
                                        Call ESS toll-free at                       by phone, ESS will send the proceeds by bank
                                        1-866-2ECLIPSE (1-866-232-5477)             wire to your designated  bank account the
                                        between 8 am and 6 pm eastern time          next business day, although it may take up
                                        any day banks and the Exchange are          to seven days to do so. Your bank may
                                        open. Eligible investors may sell           charge you a fee to receive the  wire
                                        shares and have proceeds                    transfer.
                                        electronically credited to a
                                        designated bank account.                    ESS must have your bank account information
                                                                                    on file.
                                                                                    *The minimum wire transfer amount is $1000.

                                                       HOW                                            DETAILS
                                        TO RECEIVE PROCEEDS ELECTRONICALLY          ESS must have your bank information on file.
                                        BY ACH:                                     Proceeds may take 2--3 days to reach your
                                        Call ESS toll-free at                       bank account. There is no fee from ESS for
                                        1-866-2ECLIPSE                              this transaction.
                                        (1-866-232-5477) between
                                        8 am and 6 pm eastern time any day
                                        banks and the Exchange are open.

BY MAIL:                                Address your order to:                      Write a letter of instruction that includes:
                                        Eclipse Funds                               * your name(s) and signature(s);
                                        P.O. Box 8407                               * your account number;
                                        Boston, MA 02266-8407                       * Fund name and Class of shares; and
                                                                                    * dollar or share amount you want to sell.

                                        Send overnight orders to:                   Obtain a MEDALLION SIGNATURE GUARANTEE or
                                        Eclipse Funds                               other documentation, as required.
                                        c/o Boston Financial Data Services
                                        66 Brooks Drive                             There is a $15 fee for checks mailed to you
                                        Braintree, MA 02184                         overnight.

REDEMPTIONS-IN-KIND

         Eclipse reserves the right to pay certain large redemptions, either totally or partially, by a distribution-in-kind of securities (instead of cash) from the applicable Fund's portfolio.

SHAREHOLDER SERVICES

Automatic Services

         Buying or selling shares automatically is easy with the services described below. You select your schedule and amount, subject to certain restrictions. Contact your Investment Dealer for instructions as to how you can set up these services with your application, or you may call ESS toll-free at 1-866-2ECLIPSE (1-866-232-5477) for a form.

Systematic Investing

         Eclipse offers three automatic investment plans:

1.  AutoInvest

If you authorize this function, you can automatically debit your designated bank account to:

- make regularly scheduled investments; and/or

- purchase shares whenever you choose.

2.  Dividend Reinvestment

Automatically reinvest dividends and distributions from one Eclipse Fund into the same Fund or the same Class of any other Eclipse Fund.

3.  Payroll Deductions

         If your employer offers this option, you can make automatic investments through payroll deduction.

Systematic Withdrawal Plan

         Withdrawals must be at least $100. You must have at least $10,000 in your account at the time of the initial request and shares must not be in certificate form.

         The Funds will not knowingly permit systematic withdrawals if, at the same time, you are making systematic investments.

---------------------
CONVENIENT, YES . . .
BUT NOT RISK-FREE. Telephone redemption privileges are convenient, but you give up some security. When you sign the application to buy shares, you agree that Eclipse Funds will not be liable for following phone instructions that they reasonably believe are genuine. When using the Eclipse Audio Response System, you bear the risk of any loss from your errors unless the Funds or ESS fail to use established safeguards for your protection. These safeguards are among those currently in place at Eclipse Funds:

- all phone calls with service representatives are tape recorded, and

- written confirmation of every transaction is sent to your address of record.

         ESS and Eclipse reserve the right to shut down the Eclipse Audio Response System or the system might shut itself down, due to technical problems.

---------------------
Selling and exchanging shares may result in a gain or loss and therefore may be subject to taxes. Consult your tax adviser on the consequences.

Exchanging Shares Among Eclipse Funds

         You exchange shares when you sell all or a portion of shares in one Fund and use the proceeds to purchase shares in another Eclipse Fund. An exchange of shares of an Eclipse Fund for shares of another Eclipse Fund will be treated as a sale of shares of the first Eclipse Fund and as a purchase of shares of the second Eclipse Fund. Any gain on the transaction may be subject to taxes.

         You may make exchanges from one Eclipse Fund to another Eclipse Fund in the same class by phone. There is also a systematic exchange program that allows you to make regularly scheduled, systematic exchanges from one Eclipse Fund to the same class of another Eclipse Fund.

         Exchanges will be based upon each Fund's NAV per share next computed following receipt of a properly executed exchange request. You may request an exchange by calling ESS toll-free at 1-866-2ECLIPSE (1-866-232-5477).

         The exchange privilege is not intended as a vehicle for short-term trading, nor are the Funds designed for professional market timing organizations or other entities or individuals that use programmed or frequent exchanges in response to market fluctuations. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Accordingly, in order to maintain a stable asset base in the Funds and to reduce administrative expenses borne by each Fund, five exchanges per account are permitted in each calendar year without the imposition of any transaction fee; subsequently, a $10 processing fee will be assessed per exchange and additional exchange requests may be denied. The processing fee will not be charged on systematic exchanges, on exchanges processed via the Eclipse automated system, or on certain accounts, such as retirement plans and broker omnibus accounts, where no participant is listed, or for which tracking data is not available. ESS reserves the right to refuse any purchase or exchange requests that could adversely affect a Fund or its operations, including those from any individual or group who, in a Fund's judgment, is likely to, or actually engages in, excessive trading.

         Each Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. You may not exchange shares between share classes.

Investing for Retirement

         Except for the Eclipse Tax Free Bond Fund, you can purchase shares of any of the Eclipse Funds for retirement plans providing tax-deferred investments for individuals and institutions. You can use the Eclipse Funds in established plans or the Distributor may provide the required plan documents for selected plans. A plan document must be adopted for a plan to be in existence.

         Custodial services are available for IRA, Roth IRA, SEP, SARSEP, and Coverdell Education Savings Accounts. Plan administration is also available for select qualified retirement plans. An investor should consult with his or her tax adviser before establishing any tax-deferred retirement plan.

GENERAL POLICIES

Buying Shares

- All investments must be in U.S. dollars with funds drawn on a U.S. bank. We will not accept payment in the following forms: travelers checks, money orders, credit card convenience checks, cash or starter checks.

-------------------
ESS tries to make investing easy by offering a variety of programs to buy, sell and exchange Fund shares. These programs make it convenient to add to your investment and easy to access your money when you need it.

- ESS does not accept third-party checks, and it reserves the right to limit the number of checks processed at one time. If your (investment) check or ACH purchase does not clear, your order will be canceled and you will be responsible for any losses of fees Eclipse Funds incurs as a result. Your account will be charged a $20 fee for each returned check or ACH purchase. In addition, the Fund may also redeem shares to cover any losses it incurs as a result. If an AutoInvest payment is returned unpaid for two consecutive periods, the privilege will be suspended until you notify us to reinstate it.

-    A Fund may, in its discretion, reject any order for the purchase of shares.

Selling Shares

- If you have share certificates, you must return them with a written redemption request.

- Your shares will be sold at the next NAV calculated after ESS receives your request in good order. ESS will make the payment, within seven days after receiving your request in good order.

- If you buy shares by check or by ACH purchase and quickly decide to sell them the Fund may withhold payment for 10 days from the date the check or ACH purchase order is received.

- There will be no redemption during any period in which the right of redemption is suspended or date of payment is postponed because the Exchange is closed or trading on the Exchange is restricted or the SEC deems an emergency to exist.

- Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as ESS takes reasonable measures to verify the order.

- Reinvestment won't relieve you of any tax consequences on gains realized from a sale. The deductions for losses may, however, be denied.

ESS requires a written order to sell shares if:

-    an account has submitted a change of address during the previous 30 days.

ESS may require a written order to sell shares and a Medallion signature guarantee if:

-    ESS does not have required bank information on file;

-    the proceeds from the sale exceed $100,000;

- the proceeds of the sale are to be sent to an address other than the address of record; or

-    the proceeds are to be payable to someone other than the account holder.

In the interests of all shareholders, Eclipse Funds reserves the right to:

- change or discontinue their exchange privilege upon notice to shareholders, or temporarily suspend this privilege without notice under extraordinary circumstances;

- change or discontinue the systematic withdrawal plan on notice to shareholders;

- charge a $12 annual account fee (maximum of $36 per social security or tax I.D. number) on accounts with balances of less than $1000. The fee is not charged on retirement plan accounts, accounts with automatic investment plans and accounts for which tracking data is not available; and/or

-    change their minimum investment amounts.

REDEMPTION FEE

         Certain Funds may impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) on redemptions (including exchanges) of shares in amounts of $50,000 or more made within 60 days of purchase. The redemption fee is paid directly to the Fund and is designed to offset out-of-pocket administrative costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee will not apply to shares acquired through the reinvestment of dividends or distributions paid by the Funds. The redemption fee may not apply to redemptions of certain benefit plan accounts such as 401(k) plans, section 529 qualified tuition plans, or on redemptions of shares held at the time of death or the initial determination of a permanent disability of a shareholder. Please contact your Investment Dealer or ESS at 1-866-2ECLIPSE (1-866-232-5477) if you have questions as to whether the redemption fee applies to some or all of your shares.

Additional Information

         You may receive confirmation statements that describe your transaction. You should review the information in the confirmation statements carefully. If you notice an error, you should call your Investment Dealer or ESS immediately. If you or your Investment Dealer fails to notify ESS within one year of the transaction, you may be required to bear the costs of correction.

         The policies and fees described in this Prospectus govern transactions with Eclipse Funds. When you invest through an Investment Dealer, there may be transaction fees for, and you may be subject to, different investment minimums or limitations on buying or selling shares. Accordingly, the net yield to investors who purchase through financial intermediaries may be less than the net yield earned by investors who invest in a Fund directly. Consult a representative of your plan or Investment Dealer if in doubt.

MEDALLION SIGNATURE GUARANTEES

         A Medallion signature guarantee helps protect against fraud. To protect your account, each Fund and ESS from fraud, Medallion signature guarantees are required to enable ESS to verify the identity of the person who has authorized redemption proceeds to be sent to a third party or a bank not previously established on the account. Medallion signature guarantees are also required for a redemption of more than $100,000 from an account, and for share transfer requests. Medallion signature guarantees must be obtained from certain eligible financial institutions that are participants in the Securities Transfer Association Medallion Program ("STAMP"), the Stock Exchange Medallion Program ("SEMP"), or the New York Stock Exchange Medallion Signature Program ("MSP"). Eligible guarantor institutions provide Medallion signature guarantees that are covered by surety bonds in various amounts. It is your responsibility to ensure that the Medallion signature guarantee that you acquire is sufficient to cover the total value of your transaction(s). If the surety bond amount is not sufficient to cover the requested transaction(s), the Medallion signature guarantee will be rejected for that reason.

         Signature guarantees that are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable. Shareholders may contact their Investment Dealer or the Fund toll-free at 1-866-2ECLIPSE (1-866-232-5477) for further details.

DETERMINING THE FUNDS' SHARE PRICES (NAV) AND THE
VALUATION OF SECURITIES

         The Funds generally calculate the share price of each Fund (also known as its net asset value, or NAV) at the close of regular trading on the Exchange (usually 4:00 pm eastern time). The value of the Funds' investments is based on current market prices. If current market values are not available, investments will be valued by another method that the Boards believe accurately reflects fair value. Changes in the value of the Funds' securities after the close of regular trading will not be reflected in the calculation of NAV unless the Manager or the Subadvisor deems a particular event would materially affect NAV. In this case, an adjustment in the valuation of the securities may be made. Certain Funds invest in portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares. The NAV of those Funds' shares may change on days when shareholders will not be able to purchase or redeem shares.

FUND EARNINGS

Dividends and Interest

         Most Funds earn either dividends from stocks, interest from bonds and other securities, or both. A mutual fund, however, always pays this income to you as "dividends." The dividends paid by each Fund will vary based on the income from its investments and the expenses incurred by the Fund.

Capital Gains

         The Funds earn capital gains when they sell securities at a profit.

When the Funds Pay Dividends

         The Funds declare and distribute any dividends at least once a year. The Short Term Bond Fund declares and pays dividends monthly. The Ultra Short Duration Fund declares and pays dividends quarterly.

When the Funds Pay Capital Gains

         At each fiscal year-end, each Fund matches its gains against its losses. If the balance results in a gain, the Fund will distribute the gain to shareholders.

         If you prefer to reinvest dividends and/or capital gains in another Fund, you must first establish an account in the same class of shares of the Fund.

How to Take Your Earnings

         You may receive your portion of Eclipse Fund earnings in one of seven ways. You can make your choice at the time of application, and change it as often as you like by notifying your Investment Dealer or the Funds directly. The seven choices are:

1.   Reinvest dividends and capital gains in:

     -   the same Fund or

     -   another Eclipse Fund of your choice.

2.   Take the dividends in cash and reinvest the capital gains in the same Fund.

3.   Take the capital gains in cash and reinvest the dividends in the same Fund.

4. Take a percentage of dividends or capital gains in cash and reinvest the remainder in the same Fund.

5.   Take dividends and capital gains in cash.

6. Reinvest all or a percentage of the capital gains in another Eclipse Fund and reinvest the dividends in the original Fund.

7. Reinvest all or a percentage of the dividends in another Eclipse Fund and reinvest the capital gains in the original Fund.

If you do not make one of these choices on your application, your earnings will be automatically reinvested in the same class of shares of the same Fund.

Buy After the Dividend Payment. Avoid buying shares shortly before a dividend payment. Part of your investment may be returned in the form of a dividend, which may be taxable.

Seek Professional Assistance

         Your Investment Dealer can help you keep your investment goals coordinated with your tax considerations. But for tax counsel, always rely on your tax adviser.

UNDERSTAND THE TAX CONSEQUENCES

Most of Your Earnings are Taxable

         Any dividends and capital gains distributions you receive from the Funds are taxable, whether you take them as cash or automatically reinvest them. A Fund's realized earnings are taxed based on the length of time a Fund holds its investments, regardless of how long you hold Fund shares. If a Fund realizes long-term capital gains, the earnings distributions are taxed as long-term capital gains; earnings from short-term capital gains and income generated on debt investments and other sources are generally taxed as ordinary income upon distribution. Earnings generated by interest received on fixed income securities (particularly earnings generated by a Fixed Income Fund) generally will be a result of income generated on debt investments and will be taxable as ordinary income. Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividends on corporate stock. Distributions from Funds investing in bonds and other debt instruments will not generally qualify for the lower tax rates on dividends.

         ESS will mail your tax report each year by January 31. This report will tell you which dividends and redemption proceeds should be treated as taxable ordinary income, which, if any, as tax-exempt income, and which, if any, as long-term capital gains.

Exchanges.

         An exchange of shares of one Eclipse Fund for shares of another will be treated as a sale of shares of the first Eclipse Fund and as a purchase of shares of the second Eclipse Fund. Any gain on the transaction may be subject to taxes.

                ADDITIONAL INFORMATION ABOUT SHORT TERM BOND FUND

INVESTMENT ADVISOR

         New York Life Investment Management LLC ("NYLIM" or the "Manager"), NYLIM Center, 169 Lackawanna Avenue, Parsippany, NJ 07054, serves as the Manager to the Short Term Bond Fund. In conformity with the stated policies of the Fund, NYLIM administers the Fund's business affairs and manages the investment operations of the Fund and the composition of the portfolio of the Fund, subject to the supervision of the Board of Directors of Eclipse Funds Inc. The Manager commenced operations in April, 2000 and is an independently managed, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required for the Fund.

         The Manager has delegated its portfolio management responsibilities for the Short Term Bond Fund, to its affiliate MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), 9 West 57th Street, New York, NY 10019.

PORTFOLIO MANAGERS

         The portfolio managers of the Short Term Bond Fund are Claude Athaide and Gary Goodenough.

CLAUDE ATHAIDE, Ph.D., CFA Mr. Athaide became a manager of the Short Term Bond Fund in April 2001. Mr. Athaide joined MacKay Shields in 1996 and became an Associate Director in 2001. Prior to joining MacKay Shields, Mr. Athaide taught graduate and undergraduate level courses at George Washington University and The Wharton School of the University of Pennsylvania and was a Quantitative Analyst with Republic National Bank from May 1995 to August 1995. Mr. Athaide has over five years of investment experience. Mr. Athaide became a Chartered Financial Analyst in 2000.

GARY GOODENOUGH Mr. Goodenough became a manager of the Short Term Bond Fund in April, 2001. Mr. Goodenough joined MacKay Shields as Managing Director and Co-head of Fixed Income in 2000. Prior to joining MacKay Shields, Mr. Goodenough was a Senior Portfolio Manager at Loomis Sayles & Co. from December 1993 to May 2000. Prior to this, he was a Managing Director at Bear Stearns & Company and was a Managing Director of High Yield Bonds and a Managing Director of Global Bonds at Salomon Brothers.

PERFORMANCE OF THE SHORT TERM BOND FUND

         [SHORT TERM BOND FUND BAR CHART]

93         5.67
94         0.11
95        10.27
96         4.81
97         6.13
98         6.37
99         2.40
00         8.11
01         7.92
02         4.28

         ANNUAL RETURNS, NO-LOAD CLASS SHARES
         (by calendar year 1993 - 2002)

------------
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2003, was 1.42%

PAST PERFORMANCE

         The bar chart and table indicate some of the risks of investing in the Short Term Bond Fund. The bar chart shows you how the Fund's performance has varied over the last ten years. The table below shows how the Fund's average annual total returns (before and after taxes) for one year, five year and ten year periods compare to those of a broad-based securities market index. Performance figures for the Service Class shares, first offered by the Fund on January 1, 1995, include the historical performance of the No-Load Class shares from January 1, 1993 through December 31, 1994 adjusted to reflect the fees and expenses attributable to the Service Class shares. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

         BEST AND WORST QUARTERLY RETURNS, NO-LOAD CLASS SHARES
         (1993 - 2002)

                                           Return         Quarter/Year
Highest return/best quarter                 3.31%             1Q/95
Lowest return/worst quarter                -0.68%             1Q/94

         AVERAGE ANNUAL TOTAL RETURN
         (for the periods ended December 31, 2002)

                                                                      1          5       10
                                                                     YEAR      YEARS    YEARS
Short Term Bond Fund
Return Before Taxes
     Service Class                                                   4.02%     5.51%    5.31%
     No-Load Class                                                   4.28%     5.79%    5.57%
Return After Taxes on Distributions(1)
     No-Load Class                                                   2.99%     3.48%    2.65%
Return After Taxes on Distributions and Sale of Fund Shares(1)
     No-Load Class                                                   2.61%     3.48%    2.92%
Citigroup 1-3 Year Treasury Index(2)
     (reflects no deduction for fees, expenses, or taxes)            5.78%     6.40%    6.01%

(1) After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns shown are for the No-Load Class shares of the Fund. After-tax returns for the Service Class shares may vary.

(2) The Citigroup 1-3 Year Treasury Index is an index comprised of U.S. Treasury Notes and Bonds with maturities of one year or greater, but less than three years (minimum amount outstanding is $1 billion per issue). You cannot invest directly in an index.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

FINANCIAL HIGHLIGHTS

         The fiscal year end of the Ultra Short Duration Fund and the Short Term Bond Fund is October 31.

         The financial highlights of the Short Term Bond Fund No-Load Class and Service Class shares that are contained in Exhibit B, except for the semi-annual period ended April 30, 2003, have been audited by PricewaterhouseCoopers LLP. Effective August 27, 2003, KPMG LLP, 1601 Market Street, Philadelphia, Pennsylvania 19103-2499, has been selected as independent public accountant for the Fund.

         The financial highlights of the Ultra Short Duration Fund are contained in that Fund's prospectus dated March 1, 2003, and have been audited by PricewaterhouseCoopers LLP. That prospectus, including the financial highlights, are incorporated by reference into this Proxy Statement/Prospectus. Effective August 27, 2003, KPMG LLP, 1601 Market Street, Philadelphia, Pennsylvania 19103-2499, has been selected as independent public accountant for the Fund.

         Information about the historical performance of the Short Term Bond Fund is contained in Exhibit D.

FORM OF ORGANIZATION

         The Ultra Short Duration Fund is a diversified series of Eclipse Funds, an open-end management investment company organized as a Massachusetts business trust. Eclipse Funds is governed by a Board of Trustees consisting of 5 members. For more information on the history of the Funds, see the SAI.

         The Short Term Bond Fund is a diversified series of Eclipse Funds Inc., an open-end management investment company organized as a Maryland corporation. Eclipse Funds Inc. is governed by a Board of Directors consisting of 5 members. The Directors are the same persons that serve on the Board of Trustees of Eclipse Funds. For more information on the history of the Funds, see the SAI.

         The chart at Appendix C provides additional information with respect to the similarities and differences in the forms of organization of the Funds.

DISTRIBUTOR

         NYLIFE Distributors Inc. (the "Distributor"), whose address is NYLIM Center, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, is the distributor for both Funds.

DIVIDENDS AND OTHER DISTRIBUTIONS

         The Short Term Bond Fund declares and pays dividends monthly and the Ultra Short Duration Fund declares and pays dividends quarterly. Each Fund distributes capital gains annually. Dividends and distributions of each Fund are automatically reinvested in additional shares of the respective class of that Fund, unless the shareholder elects to receive distributions in cash.

         If the Reorganization Plan is approved by shareholders of Ultra Short Duration Fund, then as soon as practicable before the Closing, Ultra Short Duration Fund will pay its shareholders a distribution of all undistributed 2003 net investment income and undistributed realized net capital gains.

CAPITALIZATION

The following table shows the capitalization of the Ultra Short Duration Fund and the Short Term Bond Fund as of August 29, 2003, and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value.

                                                                  AS OF AUGUST 29, 2003
                                          -------------------------------------------------------------------
                                           ULTRA SHORT                SHORT TERM              PRO FORMA AFTER
       NO-LOAD CLASS SHARES               DURATION FUND                BOND FUND               REORGANIZATION
       --------------------               -------------              ------------             ---------------
Net Assets.........................       $ 80,106,613               $ 34,928,838               $115,035,451
Net asset value per share..........       $      10.02               $       9.29               $       9.29
Shares outstanding.................          7,994,669                  3,760,044                 12,382,930

                                                                      AS OF AUGUST 29, 2003
                                          -------------------------------------------------------------------
                                           ULTRA SHORT                SHORT TERM              PRO FORMA AFTER
       SERVICE CLASS SHARES               DURATION FUND                BOND FUND               REORGANIZATION
       --------------------               -------------              ------------             ---------------
Net Assets.........................       $    215,555               $    592,036               $    807,591
Net asset value per share..........       $      10.02               $       9.27               $       9.27
Shares outstanding.................             21,511                     63,876                     87,129

                                 OTHER BUSINESS

         The Board does not intend to present any other business at the Special Meeting. If, however, any other matters are properly brought before the Special Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

                               GENERAL INFORMATION

         This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the Board to be used at the Special Meeting. This Proxy Statement/Prospectus, along with a Notice of the Special Meeting and a proxy card, is first being mailed to shareholders of the Ultra Short Duration Fund on or about November 3, 2003. Only shareholders of record as of the close of business on the Record Date, October 6, 2003, will be entitled to notice of, and to vote at, the Special Meeting. If the enclosed form of proxy card is properly executed and returned in time to be voted at the Special Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked but properly executed proxy cards will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate.

         A proxy may be revoked at any time on or before the Special Meeting by written notice to the Secretary of Eclipse Funds at the address on the cover of this Proxy Statement/Prospectus or by attending and voting at the Special Meeting. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Reorganization Agreement and the Reorganization contemplated thereby.

SOLICITATION OF VOTES

         Proxies are solicited by mail. Additional solicitations may be made by telephone, e-mail or other personal contact by personnel of Eclipse Funds, New York Life Investment Management LLC and/or their affiliates.

QUORUM

         The holders of a majority of the shares entitled to vote of the Ultra Short Duration Fund that are outstanding at the close of business on the Record Date and are present in person or represented by proxy will constitute a quorum for the Special Meeting.

VOTE REQUIRED

         Approval of the Reorganization Agreement will require the affirmative vote of a majority of the outstanding shares of the Ultra Short Duration Fund present in person or by proxy at the Special Meeting, with all classes voting together and not by class. Shareholders of the Ultra Short Duration Fund are entitled to one vote for each share. Fractional shares are entitled to proportional voting rights.

EFFECT OF ABSTENTIONS AND BROKER "NON-VOTES"

         For purposes of determining the presence of a quorum for transacting business at the Special Meeting, executed proxies marked as abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for quorum purposes but which have not been voted. Accordingly, abstentions and broker non-votes will effectively be a vote against adjournment and against the proposed Reorganization, for which the required vote is a percentage of the shares outstanding and entitled to vote on the matter.

ADJOURNMENTS

         In the event that sufficient votes to approve a proposal are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. In determining whether to adjourn the Meeting with respect to a proposal, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Generally, votes cast in favor of a proposal will be voted in favor of adjournment while votes cast against a proposal will be voted against adjournment. The persons named as proxies will vote upon such adjournment after consideration of the best interests of all shareholders.

FUTURE SHAREHOLDER PROPOSALS

         You may request inclusion in the Eclipse Funds proxy statement for shareholder meetings certain proposals for action which you intend to introduce at such meeting. Any shareholder proposals must be presented a reasonable time before the proxy materials for the next meeting are sent to shareholders. The submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws. Eclipse Funds is not required to hold regular meetings of shareholders, and in order to minimize its costs, does not intend to hold meetings of the shareholders unless so required by applicable law, regulation, regulatory policy, or unless otherwise deemed advisable by the Board or the Eclipse Fund's management. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.

RECORD DATE AND OUTSTANDING SHARES

         Only shareholders of record of the Ultra Short Duration Fund at the close of business on the Record Date are entitled to notice of and to vote at the Special Meeting and at any postponement or adjournment thereof. At the close of business on the Record Date, there were ___________ shares of the Ultra Short Duration Fund outstanding and entitled to vote.

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

         Unless otherwise noted below, as of the Record Date, the current officers and directors/trustees of the Funds in the aggregate beneficially owned less than 1% of the No-Load Class and the Service Class shares of the Ultra Short Duration Fund and the Short Term Bond Fund, respectively. [CONFIRM]

         As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of the class identified of the Ultra Short Duration Fund and the Short Term Bond Fund, respectively:

-----------------------------------------------------------------------------------------------------------------------------
      NAME AND ADDRESS OF OWNER              FUND/CLASS             NUMBER OF SHARES             PERCENTAGE OWNERSHIP
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

         The votes of the shareholders of the Short Term Bond Fund are not being solicited since their approval or consent is not necessary for the Reorganization to take place.

INFORMATION ABOUT THE FUNDS

         Each Fund is subject to the informational requirements of the Securities Exchange Act and certain other federal securities statutes, and files reports and other information with the SEC. Proxy materials, reports and other information filed by the Funds can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, NW, Washington, DC 20549. The SEC maintains an Internet World Wide Web site (at http://www.sec.gov) which contains other information about the Funds.

                                    EXHIBIT A

                               ECLIPSE FUNDS INC.
                                  ECLIPSE FUNDS

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of this ____ day of September, 2003 by and between Eclipse Funds, a Massachusetts business trust ("Trust"), with its principal place of business at 51 Madison Avenue, New York, New York 10010, on behalf of the Eclipse Ultra Short Duration Fund, a separate series of the Trust ("Acquired Fund") and Eclipse Funds Inc., a Maryland Corporation ("Company"), with its principal place of business at 51 Madison Avenue, New York, New York 10010, on behalf of the Eclipse Short Term Bond Fund, a separate series of the Company ("Acquiring Fund").

         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended ("Code"). The reorganization and liquidation will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for No-Load Class and Service Class shares of beneficial interest of the Acquiring Fund ("Acquiring Fund Shares"), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein ("Reorganization"), all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Acquired Fund and the Acquiring Fund are each a series of an open-end, registered investment company of the management type and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, the Directors of the Company have determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

         WHEREAS, the Trustees of the Trust have determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

         1.1. Subject to the requisite approval of the Acquired Fund's shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its respective assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional No-Load Class and Service Class Acquiring Fund Shares, determined by dividing the value of the Acquired Fund's net assets with respect to each corresponding class (No-Load Class and Service Class, respectively), computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place on the date of the closing provided for in paragraph 3.1 ("Closing Date").

         1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date (collectively, "Assets").

         1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date as defined in paragraph 2.1 (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

         1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to its respective shareholders of record with respect to each class of shares, determined as of immediately after the close of business on the Closing Date ("Acquired Fund Shareholders"), on a pro rata basis within that class, the Acquiring Fund Shares of the corresponding class received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of No-Load Class and Service Class Acquiring Fund Shares to be so credited to No-Load Class and Service Class Acquired Fund Shareholders, respectively, shall, with respect to each class, be equal to the aggregate net asset value of the shares of beneficial interest of the Acquired Fund ("Acquired Fund Shares") of the corresponding class owned by Acquired Fund Shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in No-Load Class and Service Class shares of the Acquired Fund will represent a number of the corresponding class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Fund shall not issue certificates representing the No-Load Class and Service Class Acquiring Fund Shares in connection with such exchange.

         1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's Transfer Agent, as defined in paragraph 3.3.

         1.6. Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission ("Commission"), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.       VALUATION

         2.1. The value of the Assets shall be the value of such Assets computed as of immediately after the close of business of the New York Stock Exchange on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in then-current prospectus and statement of additional information with respect to the Acquired Fund, and valuation procedures established by the Acquired Fund's Board of Trustees.

         2.2. The net asset value of a No-Load Class and Service Class Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information, and valuation procedures established by the Acquiring Fund's Board of Directors.

         2.3. The number of the No-Load Class and Service Class Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's Assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the No-Load Class and Service Class of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

         2.4. All computations of value shall be made by New York Life Investment Management LLC, in its capacity as administrator for the Acquired Fund and the Acquiring Fund and shall be subject to confirmation by each Fund's record keeping agent and by each Fund's independent accountants.

3.       CLOSING AND CLOSING DATE

         3.1. The Closing Date shall be [DECEMBER 12, 2003] or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement ("Closing") shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Company or at such other time and/or place as the parties may agree.

         3.2. The Trust shall direct The Bank of New York, as custodian for the Acquired Fund ("Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund since the Custodian also serves as the custodian for the Acquiring Fund. Such presentation shall be made for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended ("1940 Act"), in which the Acquired Fund's Assets are deposited, the Acquired Fund's Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of Federal funds on the Closing Date.

         3.3. The Trust shall direct Eclipse Shareholder Services, in its capacity as transfer agent for the Acquired Fund ("Transfer Agent"), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding No-Load Class and Service Class shares owned by each such shareholder immediately prior to the Closing.

         3.4. The Acquiring Fund shall issue and deliver to the Secretary of the Acquired Fund prior to the Closing Date a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to the Acquired Fund on the Closing Date, or provide other evidence satisfactory to the Acquired Fund as of the Closing Date that such Acquiring Fund Shares have been credited to the Acquired Fund's accounts on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

         3.5. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an "Exchange") shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of either the Board of Trustees of the Trust or the Board of Directors of the Company, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.       REPRESENTATIONS AND WARRANTIES

         4.1. Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by an officer of the Trust, the Trust on behalf of the Acquired Fund, represents and warrants to the Company, on behalf of the Acquiring Fund, as follows:

                  (a) The Acquired Fund is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust's Agreement and Declaration of Trust, as amended from time to time, to own all of its Assets and to carry on its business as it is now being conducted; and

                  (b) The Trust is a registered investment company classified as a management company of the open-end type, and its respective registration with the Commission as an investment company under the 1940 Act, and the registration of No-Load Class and Service Class Acquired Fund Shares under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

                  (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), and the 1940 Act and such as may be required by state securities laws;

                  (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

                  (e) On the Closing Date, the Trust, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Company, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

                  (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Agreement and Declaration of Trust or By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

                  (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

                  (h) Except as otherwise disclosed in writing to and accepted by the Company, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

                  (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at October 31, 2002 have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with accounting principles generally accepted in the United States of America ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

                  (j) Since October 31, 2002, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph
         (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of the Acquired Fund's liabilities, or the redemption of the Acquired Fund's shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

                  (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

                  (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

                  (m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund's shares;

                  (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Trust, on behalf of the

         Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

                  (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

                  (p) The combined proxy statement and prospectus ("Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date
         (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph
         (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

         4.2. Except as has been fully disclosed to the Acquired Fund in a written instrument executed by an officer of the Company, the Company, on behalf of the Acquiring Fund, represents and warrants to the Trust, on behalf of the Acquired Fund, as follows:

                  (a) The Acquiring Fund is duly organized as series of the Company, which is a Maryland corporation duly organized, validly existing, and in good standing under the laws of the state of Maryland with power under the Company's Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

                  (b) The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the No-Load Class and Service Class Acquiring Fund Shares under the 1933 Act, is in full force and effect;

                  (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

                  (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

                  (e) On the Closing Date, the Company, on behalf of the Acquiring Fund, will have good and marketable title to the Acquiring Fund's assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

                  (f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Company's Articles of

         Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Company, on behalf of the Acquiring Fund, is a party or by which it is bound;

                  (g) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund's knowledge, threatened against the Company, on behalf of the Acquiring Fund, or any of the Acquiring Fund's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of its business. The Company, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated;

                  (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at October 31, 2002 have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

                  (i) Since October 31, 2002, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund's shares due to declines in market values of securities held by the Acquiring Fund, the discharge of the Acquiring Fund's liabilities, or the redemption of the Acquiring Fund's shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

                  (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

                  (k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its Federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

                  (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Company and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

                  (m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Company, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

                  (n) The No-Load Class and Service Class Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Acquiring Fund; and

                  (o) The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

                  (p) The Proxy Statement to be included in the Registration Statement (and any amendment or supplement thereto), insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

5.       COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

         5.1. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

         5.2. The Trust will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.3. The Acquired Fund covenants that the No-Load Class and Service Class Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

         5.4. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.

         5.5. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

         5.6. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of the Proxy Statement (referred to in paragraph 4.1(p)) to be included in a Registration Statement on Form N-14 ("Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

         5.7. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its respective shareholders consisting of the No-Load Class and Service Class Acquiring Fund Shares received at the Closing.

         5.8. The Acquiring Fund and the Acquired Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

         5.9. The Trust, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Company, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust's, on behalf of the Acquired Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) the Company's, on behalf of the Acquiring Fund, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

         5.10. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

         The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Company's and the Trust's election, to the performance by the Company, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1. All representations and warranties of the Company, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         6.2. The Company, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Trust, and dated as of the Closing Date, to the effect that the representations and warranties of the Company, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust shall reasonably request;

         6.3. The Company, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Company, on behalf of the Acquiring Fund, on or before the Closing Date; and

         6.4. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional No-Load Class and Service Class Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Company, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Company's election, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1. All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         7.2. The Trust shall have delivered to the Acquiring Fund a statement of the Acquired Fund's Assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

         7.3. The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Company and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Company shall reasonably request;

         7.4. The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date;

         7.5. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional No-Load Class and Service Class Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

         7.6. The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of their investment company taxable income and all of their net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

         If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Acquired Fund, or the Company, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust's Agreement and Declaration of Trust and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Company nor the Trust may waive the conditions set forth in this paragraph 8.1;

         8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to the Company's or the Trust's knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

         8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Company or the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

         8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

         8.5. The parties shall have received the opinion of counsel to the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by counsel to the Trust of representations it shall request of the Company. Notwithstanding anything herein to the contrary, neither the Company nor the Trust may waive the condition set forth in this paragraph 8.5.

9.       INDEMNIFICATION

         9.1. The Company, out of the Acquiring Fund's assets and property, agrees to indemnify and hold harmless the Acquired Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

         9.2. The Trust, out of the Acquired Fund's assets and property, agrees to indemnify and hold harmless the Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.      BROKERAGE FEES AND EXPENSES

         10.1. The Company, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         10.2. The expenses relating to the proposed Reorganization will be borne solely by New York Life Investment Management LLC and its affiliates. No such expenses shall be borne by the Acquired Fund or the Acquiring Fund, except for brokerage fees and costs incurred in connection with the Reorganization.
The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, preparation of the Registration Statement, printing and distributing the Proxy Statement, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

11.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         11.1. The Company and the Trust agree that neither party has made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         11.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of the Acquired Fund and Acquiring Fund in Sections 9.1 and 9.2 shall survive the Closing.

12.      TERMINATION

         This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the either the Board of Directors of the Company or the Board of Trustees of the Trust, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable.

13.      AMENDMENTS

         This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Company and the Trust; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Trust, pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of No-Load Class and Service Class Acquiring Fund Shares to be issued to the No-Load Class and Service Class Acquired Fund Shareholders, respectively, under this Agreement to the detriment of such shareholders without their further approval.

14.      NOTICES

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed to the Company and the Trust, 169 Lackawanna Avenue, Parsippany, N.J. 07054, Attn: John K. Forst, in each case with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, Attn: Paul Schott Stevens.

15.      HEADINGS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

         15.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         15.2. This Agreement shall be governed by and construed in accordance with the laws of the State of New York without regard to its principles of conflicts of laws.

         15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

ECLIPSE FUNDS INC., ON BEHALF OF             ECLIPSE FUNDS, ON BEHALF OF ITS
ITS SERIES                                   SERIES

ECLIPSE SHORT TERM BOND                      ECLIPSE ULTRA SHORT
FUND                                         DURATION FUND

BY: ____________________                     BY: ____________________

Title: _________________                     Title: _________________

                                    EXHIBIT B

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

SHORT TERM BOND FUND

(Selected per share data and ratios)

                                                                     NO-LOAD CLASS
                                            ---------------------------------------------------------------
                                              SIX MONTHS ENDED
                                              APRIL 30, 2003**                YEAR ENDED OCTOBER 31
                                            --------------------     --------------------------------------
                                                                        2002          2001           2000
Net asset value at beginning of period....        $    9.34          $    9.57     $    9.36      $    9.63
                                                  ---------          ---------     ---------      ---------
Net investment income.....................             0.10               0.29(a)       0.47(e)        0.57(a)
Net realized and unrealized gain (loss) on
 investments..............................             0.05               0.00(d)       0.48(e)       (0.03)
                                                  ---------          ---------     ---------      ---------
Total from investment operations..........             0.15               0.29          0.95           0.54
                                                  ---------          ---------     ---------      ---------
Less dividends from net investment income.            (0.12)             (0.52)        (0.74)         (0.81)
                                                  ---------          ---------     ---------      ---------
Net asset value at end of period..........        $    9.37          $    9.34     $    9.57      $    9.36
                                                  =========          =========     =========      =========
Total investment return...................             1.57%(b)           3.21%        10.68%          6.05%
Ratios (to average net
assets)/Supplemental Data:
 Net investment income....................             2.29%+             3.13%         4.93%(e)       6.20%
 Net expenses.............................             0.60%+             0.60%         0.60%          0.61%(c)
 Expenses (before reimbursement)..........             0.97%+             0.96%         1.03%          0.99%
Portfolio turnover rate...................               95%               228%          149%           165%
Net assets at end of period (in 000's)....        $  38,257          $  37,201     $  30,065      $  31,146

                                                        NO-LOAD CLASS
                                            --------------------------------------
                                             JANUARY 1
                                              THROUGH             YEAR ENDED
                                             OCTOBER 31,          DECEMBER 31
                                             ----------     ----------------------
                                               1999*          1998         1997
Net asset value at beginning of period....   $    9.43      $    9.39    $    9.48
                                             ---------      ---------    ---------
Net investment income.....................        0.47           0.56         0.67
Net realized and unrealized gain (loss) on
 investments..............................       (0.27)          0.04        (0.09)
                                             ---------      ---------    ---------
Total from investment operations..........        0.20           0.60         0.58
                                             ---------      ---------    ---------
Less dividends from net investment income.          --          (0.56)       (0.67)
                                             ---------      ---------    ---------
Net asset value at end of period..........   $    9.63      $    9.43    $    9.39
                                             =========      =========    =========
Total investment return...................        2.12%(b)       6.37%        6.13%
Ratios (to average net
assets)/Supplemental Data:
 Net investment income....................        5.42%+         5.95%        6.24%
 Net expenses.............................        0.60%+         0.60%        0.60%
 Expenses (before reimbursement)..........        0.85%+         0.89%        0.82%
Portfolio turnover rate...................         105%           125%         153%
Net assets at end of period (in 000's)....   $  48,150      $  42,219    $  46,674

------------------
*    The Fund changed its fiscal year end from December 31 to October 31.

**   Unaudited.

+    Annualized.

(a)  Per share data based on average shares outstanding during the period.

(b)  Total return is not annualized.

(c) The effect of non-reimbursable interest expense on the expense ratio was 0.01%.

(d)  Less than one cent per share.

(e) As required, effective November 1, 2000, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended October 31, 2001 is shown below. Per share ratios and supplemental data for periods prior to November 1, 2000 have not been restated to reflect this change in presentation.

                                                              NO-LOAD       SERVICE
                                                               CLASS         CLASS
                                                              -------       -------
Decrease net investment income..........................      ($0.12)       ($0.11)
Increase net realized and unrealized gains and losses...        0.12          0.11
Decrease ratio of net investment income.................       (1.26%)       (1.20%)

FINANCIAL HIGHLIGHTS

SHORT TERM BOND FUND

                                               SERVICE CLASS
----------------------------------------------------------------------------------------------------
                                                                JANUARY 1
                                                                 THROUGH             YEAR ENDED
  SIX MONTHS                YEAR ENDED OCTOBER 31              OCTOBER 31,           DECEMBER 31
     ENDED          -------------------------------------      -----------       -------------------
APRIL 30, 2003**      2002          2001           2000            1999*          1998        1997
  $    9.32         $   9.54      $   9.32       $   9.59      $    9.41         $  9.38    $   9.46
  ---------         --------      --------       --------      ---------         -------    --------
       0.09             0.27(a)       0.45(e)        0.54(a)        0.45            0.53        0.64
       0.04             0.00(d)       0.48(e)       (0.03)         (0.27)           0.03       (0.08)
  ---------         --------      --------       --------      ---------         -------    --------
       0.13             0.27          0.93           0.51           0.18            0.56        0.56
  ---------         --------      --------       --------      ---------         -------    --------
      (0.10)           (0.49)        (0.71)         (0.78)            --           (0.53)      (0.64)
  ---------         --------      --------       --------      ---------         -------    --------
  $    9.35         $   9.32      $   9.54       $   9.32      $    9.59         $  9.41    $   9.38
  =========         ========      ========       ========      =========         =======    ========
       1.44%(b)         2.93%        10.46%          5.78%          1.91%(b)        5.98%       5.98%
       2.04%+           2.88%         4.68%(e)       5.95%          5.17%+          5.70%       5.99%
       0.85%+           0.85%         0.85%          0.86%(c)       0.85%+          0.85%       0.85%
       1.22%+           1.21%         1.28%          1.24%          1.10%+          1.14%       1.07%
         95%             228%          149%           165%           105%            125%        153%
  $     583         $    733      $  1,032       $  1,061      $   1,036         $ 1,273    $  1,485

                                    EXHIBIT C

THE FOLLOWING CHART PROVIDES A SUMMARY OF CERTAIN SIMILARITIES AND DIFFERENCES BETWEEN THE FORMS OF ORGANIZATION OF THE FUNDS:

                                                                -------------------------------------------------------------------
                                                                                                        Short Term Bond Fund -
                                                                Ultra Short Duration Fund - series      series of Eclipse Funds
                                                                of Eclipse Funds (a Massachusetts           Inc. (a Maryland
                                                                         business trust)                      corporation)
------------------------------------------------------------------------------------------------------------------------------------
Quorum of shareholders.                                         Majority of shares entitled to vote.    Majority of shares entitled
                                                                                                        to vote.
------------------------------------------------------------------------------------------------------------------------------------
Can the Fund issue an unlimited number of shares?               Yes.                                    No.
------------------------------------------------------------------------------------------------------------------------------------
Do the Directors/Trustees have the power to materially amend    Yes.(1)                                 Yes.
the government instrument without shareholder approval?
------------------------------------------------------------------------------------------------------------------------------------
Can the Directors/Trustees amend the by-laws without            Yes.                                    Yes.
shareholder approval?
------------------------------------------------------------------------------------------------------------------------------------
Is termination of the trust/corporation (as opposed to a        No.                                     No.
series thereof) possible without shareholder approval?
------------------------------------------------------------------------------------------------------------------------------------
Can the Directors/Trustees act without a meeting?               Yes.                                    Yes.
------------------------------------------------------------------------------------------------------------------------------------
Director/Trustee liability other than what the federal          Yes.                                    Yes.
securities law already prescribe?
------------------------------------------------------------------------------------------------------------------------------------
Shareholder liability provisions?                               Yes.                                    No.
------------------------------------------------------------------------------------------------------------------------------------
Term of office of Directors/Trustees.                           Until a successor has been elected      Until a successor has been
                                                                or death/removal/resignation.           elected or death/removal/
                                                                                                        resignation.
------------------------------------------------------------------------------------------------------------------------------------

-----------------

(1)    Unless such amendment would adversely affect the rights of shareholders.

                                    EXHIBIT D

         The following are excerpts from the Annual Report of the Eclipse Short Term Bond Fund for the fiscal period ended October 31, 2002 with updated performance numbers through April 30, 2003.

Eclipse Short Term Bond Fund

During the 12 months ended October 31, 2002, weak performance in the stock market caused many investors to seek a "safer haven" in high-quality short-term bonds. The Federal Reserve lowered the targeted federal funds rate by 50 basis points in November 2001 and another 25 basis points in December. After that, the Fed let rates move without central-bank intervention through the end of October 2002.

During the 12-month period, economic growth was weaker than it has been in previous recoveries from U.S. economic recessions. Aggregate demand was muted as strength in residential construction and personal consumption was offset by weakness in commercial real estate and capital spending. With revenue growth slowing, companies sought to stabilize profits by reducing labor costs and other expenses. The weak employment situation had a negative impact on government revenues. The net supply of Treasuries increased over the last year as the federal budget has moved from a surplus to a deficit.

Despite the increased supply, Treasury securities outperformed corporate bonds during the 12-month period. Corporate accounting scandals at Enron, Qwest, WorldCom, and a number of other major corporations undermined investor confidence. Earnings disappointments, layoffs, plant closings, and credit downgrades also forced stock prices lower. The resulting flight to quality caused corporate-bond spreads to widen substantially.

Meanwhile, the United States was fighting a war on terrorism that heightened uncertainty about what the future might hold. Homeland security issues continued to dampen the investment outlook, and the potential for direct conflict with Iraq left investors particularly uneasy. The resulting flight to quality had a positive impact on short-term debt markets, with high demand for a limited supply of U.S. Treasury, agency, and other high-quality debt securities.

PERFORMANCE REVIEW

For the 12 months ended October 31, 2002, Eclipse Short Term Bond Fund returned 3.21% for No-Load Class shares and 2.93% for Service Class shares. Both share classes underperformed the 4.09% return of the average Lipper(1) short U.S. government fund over the same period. Both share classes also underperformed the 4.91% return of the Salomon Smith Barney 1-3 Year Treasury Index(2) for the 12 months ended October 31, 2002.

The Fund's underperformance stemmed largely from the Fund's Qwest Capital Funding and WorldCom holdings, which suffered dramatic declines. Maintaining a slightly shorter duration than the Fund's benchmark index during the third calendar quarter of 2002 also detracted from performance, as the yield on the two-year Treasury note fell 110 basis points--or 1.10%--during the three-month period.

POSITIONING THE PORTFOLIO

The Fund started November 2001 with about 21% of net assets invested in corporate debt securities. At year end 2001, this was down to 15%. We continued to reduce this position during 2002, as the volatility of corporate spreads increased dramatically. We sold the Fund's position in Qwest Capital Funding at a loss in early March 2002, and in May, we sold the Fund's WorldCom holdings at a price of $62, suffering a substantial loss.

By the end of June, corporate holdings had decreased to about 5% of the Fund's net assets, where they stayed through the end of October 2002.

In September, we increased the Fund's weighting in agency securities after agency spreads widened on the news that a measure of Fannie Mae's portfolio risk had increased. In October, however, agency spreads narrowed once again, benefiting the Fund's performance.

--------------------------------------------------------------------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

(1) Lipper Inc. is an independent fund performance monitor. Results are based on total returns with all dividend and capital gain distributions reinvested.

(2) The Salomon Smith Barney 1-3 Year Treasury Index is an unmanaged index that is considered to be representative of the U.S. short-term bond market. Results assume reinvestment of all income and capital gains. An investment cannot be made directly into an index.

LOOKING AHEAD

The Federal Reserve reduced interest rates by 50 basis points in November 2002 in response to signs that economic growth was losing momentum in the fourth quarter of the year. While firms were gradually beginning to increase spending on technology, a weak job market and falling stock prices were acting as restraints on consumer spending. The outcome of the midterm congressional elections raised the odds that the federal government will enact further fiscal stimulus initiatives, which we expect will help households strengthen their balance sheets.

The deterioration in the federal budget has led to an increasing supply of Treasuries, erasing earlier concerns about scarcity. We will continue to seek opportunities as they may arise across various sectors of the short-term debt markets. We have maintained a relatively modest weighting in corporate securities and will look to increase it as we detect signs that the recovery is gaining traction.

Whatever the markets or the economy may bring, the Fund will continue to seek to maximize total return consistent with liquidity, preservation of capital, and investment in short-term debt securities.

CHRISTOPHER HARMS
GARY GOODENOUGH
CLAUDE ATHAIDE, Ph.D., CFA
Portfolio Managers
MacKay Shields LLC

        $10,000 INVESTED IN
ECLIPSE SHORT TERM BOND FUND VERSUS
CITIGROUP 1-3 YEAR TREASURY INDEX


                              NO-LOAD CLASS SHARES
[NO-LOAD CLASS SHARES GRAPH]

                                                               ECLIPSE SHORT-TERM BOND FUND     CITIGROUP 1-3 YEAR TREASURY INDEX
                                                               ----------------------------     ---------------------------------
4/31/93                                                                  10000.00                           10000.00
94                                                                       10268.00                           10164.00
95                                                                       11323.00                           10738.00
96                                                                       11867.00                           11468.00
97                                                                       12595.00                           12168.00
98                                                                       13397.00                           13037.00
99                                                                       13719.00                           13810.00
00                                                                       14832.00                           14310.00
01                                                                       16006.00                           15690.00
02                                                                       16691.00                           16676.00
4/30/03                                                                  16833.00                           17578.00

Source: Bloomberg, 4/30/03

These graphs assume a $10,000 investment made on 4/30/93.

        $10,000 INVESTED IN
ECLIPSE SHORT TERM BOND FUND VERSUS
CITIGROUP 1-3 YEAR TREASURY INDEX


                              SERVICE CLASS SHARES
[SERVICE CLASS SHARES GRAPH]

                                                               ECLIPSE SHORT-TERM BOND FUND     CITIGROUP 1-3 YEAR TREASURY INDEX
                                                               ----------------------------     ---------------------------------
4/30/93                                                                  10000.00                           10000.00
94                                                                       10227.00                           10164.00
95                                                                       11256.00                           10738.00
96                                                                       11758.00                           11468.00
97                                                                       12461.00                           12168.00
98                                                                       13207.00                           13037.00
99                                                                       13503.00                           13810.00
00                                                                       14549.00                           14310.00
01                                                                       15665.00                           15690.00
02                                                                       16294.00                           16676.00
4/30/03                                                                  16419.00                           17578.00

                                                  TOTAL RETURNS(1)     AVERAGE ANNUAL TOTAL RETURNS(1)
                 PERFORMANCE                    AS OF APRIL 30, 2003         AS OF APRIL 30, 2003
-------------------------------------------------------------------------------------------------------
                                                SIX-MONTH PERIOD       ONE YEAR   FIVE YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------
Eclipse Short Term Bond Fund No-Load Class              1.57%            5.22%       5.59%       5.35%
Eclipse Short Term Bond Fund Service Class(2)           1.44             4.96        5.31        5.08
Average Lipper short U.S. government fund(3)            1.32             4.68        5.37        5.21
Citigroup 1-3 Year Treasury Index(4)                    1.42             5.41        6.16        5.80

YEAR-BY-YEAR AND SIX-MONTH PERFORMANCE
--------------------------------------------------------------------------------

                              NO-LOAD CLASS SHARES
[PERFORMANCE CHART]

1993                                                                              5.67
1994                                                                              0.11
Year ended December 31 1995                                                      10.27
1996                                                                              4.81
1997                                                                              6.13
1998                                                                              6.37
10 months ended October 31 1999                                                   2.12
Year ended October 31 2000                                                        6.05
Year ended October 31 2001                                                       10.68
Year ended October 31 2002                                                        3.21
Six months ended April 30 2003                                                    1.57

--------------------------------------------------------------------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS THAN THAT SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, UPON REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions.

1 Total returns reflect change in share price and reinvestment of all dividend and capital gain distributions and, for the Service Class shares, include the service fee of .25% on an annualized basis of the average daily net asset value of the Service Class shares.

2 Performance figures for the Service Class, first offered to the public on 1/1/95, include the historical performance of the No-Load Class from the Fund's inception on 1/2/91 through 12/31/94. Performance figures for these classes will vary after 12/31/94, based on differences in their expense structures.

3 Lipper Inc. is an independent fund performance monitor. Results are based on total returns with all dividend and capital gain distributions reinvested.

4 The Citigroup 1-3 Year Treasury Index (formerly the Salomon Smith Barney 1-3
  Year Treasury Index) is an unmanaged index comprised of U.S. Treasury notes and bonds with maturities of one year or greater, but less than three years (minimum amount outstanding is $1 billion per issue). Results assume reinvestment of all income and capital gains. An investment cannot be made directly into an index.

                                     PART B

                               ECLIPSE FUNDS INC.

                              SHORT TERM BOND FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                October 31, 2003

Acquisition of the Assets and Liabilities of    By and in Exchange for Shares of
Eclipse Ultra Short Duration Fund               Eclipse Short Term Bond Fund
("Ultra Short Duration Fund")                   ("Short Term Bond")
(a series of Eclipse Funds)                     (a series of Eclipse Funds Inc.)
51 Madison Avenue                               51 Madison Avenue
New York, New York 10010                        New York, New York 10010

         This Statement of Additional Information is available to the shareholders of the Ultra Short Duration Fund in connection with a proposed transaction whereby all of the assets and liabilities of the Ultra Short Duration Fund will be transferred to the Short Term Bond Fund in exchange for shares of the Short Term Bond Fund.

         This Statement of Additional Information of the Short Term Bond Fund consists of this cover page, the accompanying pro forma financial statements and related notes and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

         1. The Statement of Additional Information for the Ultra Short Duration Fund and the Short Term Bond Fund dated March 1, 2003; and

         2. The Financial Statements of the Ultra Short Duration Fund and the Short Term Bond Fund as included in each Fund's Annual Report filed for the year ended October 31, 2002.

         3. The Financial Statements of the Ultra Short Duration Fund and the Short Term Bond Fund as included in each Fund's Semi-Annual Report filed for the period ended April 30, 2002.

         This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated October 31, 2003 relating to the reorganization of the Ultra Short Duration Fund may be obtained, without charge, by contacting NYLIFE Distributors, Inc., Attn: Eclipse Marketing Department, NYLIM Center, 169 Lackawanna Avenue, Parsippany, N.J. 07054, or call toll-free 1-866-ECLIPSE/1-866-232-5477. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

                         PRO FORMA FINANCIAL STATEMENTS

     Shown below are the financial statements for each Fund and pro forma financial statements for the combined Fund, assuming the reorganization is consummated as of April 30, 2003. The first table presents Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the combined Fund. The second table presents Statements of Operations for each Fund and estimated pro forma figures for the combined Fund. The third table presents Portfolio of Investments for each Fund and pro forma figures for the combined Fund. These tables are followed by the Notes to the Pro Forma Financial Statements.

                                      PORTFOLIO OF INVESTMENTS
                                      April 30, 2003 (Unaudited)

                                      LONG-TERM BONDS (75.3%) +
                                      ASSET-BACKED SECURITIES (3.2%)
 SHORT TERM   ULTRA SHORT
    BOND        DURATION   PRO FORMA                                             SHORT TERM       ULTRA SHORT
  PRINCIPAL    PRINCIPAL   PRINCIPAL                                                 BOND           DURATION         PRO FORMA
   AMOUNT        AMOUNT      AMOUNT                                                  VALUE            VALUE            VALUE
------------------------------------                                            -------------------------------------------------

                                      AUTO LEASES (0.6%)
                                      BMW Vehicle Owner Trust
                                        Series 2003-A Class A3
$  190,000    $       -   $ 190,000     1.94%, due 2/25/07                       $   190,804      $        -        $  190,804
                                      DaimlerChrysler Auto Trust
                                        Series 2001- D Class A3
   425,000            -     425,000     3.15%, due 11/6/05                           430,154               -           430,154
                                                                                 ------------     -----------       -----------
                                                                                     620,958               -           620,958
                                                                                 ------------     -----------       -----------

                                      AUTOMOBILES (0.5%)
                                      Harley-Davidson Motorcycle Trust
                                        Series 2002-1 Class A2
   500,000            -     500,000     4.50%, due 1/15/10                           525,416               -           525,416
                                                                                 ------------     -----------       -----------

                                      CREDIT CARD RECEIVABLES (1.7%)
                                      Associates Credit Card Trust
                                        Series 2000-1 Class A
         -      500,000     500,000     1.445%, due 5/17/06 (c)                            -         500,012           500,012
                                      Discover Card Master Trust I
                                        Series 1999-5 Class A
         -      415,000     415,000     1.49%, due 12/18/06 (c)                            -         415,281           415,281
                                      First USA Credit Card
                                        Master Trust
                                        Series 1997-2 Class A
         -      150,000     150,000     1.45%, due 1/17/07 (c)                             -         150,024           150,024
                                      MBNA Master Credit Card Trust
                                        Series 1997-C Class A
         -      275,000     275,000     1.42%, due 8/15/06 (c)                             -         275,071           275,071
                                        Series 1997-J Class A
         -      400,000     400,000     1.43%, due 2/15/07 (c)                             -         400,331           400,331
                                      Sears Credit Account Master Trust
                                        Series 1999-3 Class A
   170,000            -     170,000     6.45%, due 11/15/05                          182,287               -           182,287
                                                                                 ------------     -----------       -----------
                                                                                     182,287       1,740,719         1,923,006
                                                                                 ------------     -----------       -----------

                                      DIVERSIFIED FINANCIALS (0.3%)
                                      Vanderbilt Mortgage Finance
                                        Series 1999-B Class 1A4
   350,000            -     350,000     6.545%, due 4/7/18                           369,132               -           369,132
                                                                                 ------------     -----------       -----------

                                      FINANCIAL SERVICES (0.1%)
                                      Capital One Master Trust
                                        Series 2001-5 Class A
   110,000            -     110,000     5.30%, due 6/15/09                           117,675               -           117,675
                                                                                 ------------     -----------       -----------

                                      Total Asset-Backed Securities
                                        (Cost $1,783,088, $1,741,290,
                                        $3,524,378)                                1,815,468       1,740,719         3,556,187
                                                                                 ------------     -----------       -----------

                                      CORPORATE BONDS (29.1%)

                                      AEROSPACE & DEFENSE (0.6%)
                                      Boeing Co. (The)
         -      650,000     650,000     6.35%, due 6/15/03                                 -         653,347           653,347
                                                                                 ------------     -----------       -----------

                                      BANKS (2.5%)
                                      Bank of America Corp.
                                        Series I
         -      750,000     750,000     1.609%, due 10/22/04 (c)                           -         752,693           752,693
                                      Bank One Corp.
   350,000            -     350,000     7.625%, due 8/1/05                           392,622               -           392,622
                                      FleetBoston Financial Corp.
   315,000            -     315,000     4.875%, due 12/1/06                          334,828               -           334,828
                                      Golden West Financial Corp.
         -      300,000     300,000     6.00%, due 10/1/03                                 -         305,479           305,479
                                      Wachovia Corp.
         -      250,000     250,000     6.70%, due 6/21/04                                 -         264,254           264,254
   450,000            -     450,000     6.80%, due 6/1/05                            493,920               -           493,920
                                      Wells Fargo & Co.
         -      250,000     250,000     6.625%, due 7/15/04                                -         265,046           265,046
                                                                                 ------------     -----------       -----------
                                                                                   1,221,370       1,587,472         2,808,842
                                                                                 ------------     -----------       -----------

                                      BANKS (2.5%)
                                      Anheuser-Busch Cos., Inc.
         -      782,000     782,000     6.75%, due 8/1/03                                  -         791,993           791,993

                                      ----------------
                                      + Percentages indicated are based on Fund net assets.

                                           CORPORATE BONDS (CONTINUED)
  SHORT TERM    ULTRA SHORT
     BOND         DURATION     PRO FORMA                                                  SHORT TERM    ULTRA SHORT
   PRINCIPAL     PRINCIPAL     PRINCIPAL                                                     BOND         DURATION     PRO FORMA
    AMOUNT         AMOUNT        AMOUNT                                                     VALUE           VALUE         VALUE
-----------------------------------------                                                 ----------------------------------------
                                           BEVERAGES (CONTINUED)
                                           Coca Cola Co. (The)
$   650,000   $    630,000   $ 1,280,000     4.00%, due 6/1/05                            $  679,897   $   658,977   $  1,338,874
                                           PepsiCo, Inc.
          -        250,000       250,000     4.50%, due 9/15/04                                    -       259,898        259,898
                                                                                          -----------  ------------  -------------
                                                                                             679,897     1,710,868      2,390,765
                                                                                          -----------  ------------  -------------

                                           BIOTECHNOLOGY (0.3%)
                                           Monsanto Co.
                                             Series D
          -        300,000       300,000     6.11%, due 2/3/05                                     -       321,591        321,591
                                                                                          -----------  ------------  -------------

                                           BUILDING PRODUCTS (0.3%)
                                           Masco Corp.
    325,000              -       325,000     6.00%, due 5/3/04                               337,907             -        337,907
                                                                                          -----------  ------------  -------------

                                           COMMERCIAL SERVICES & SUPPLIES (0.7%)
                                           Pitney Bowes, Inc.
          -        795,000       795,000     5.50%, due 4/15/04                                    -       825,045        825,045
                                                                                          -----------  ------------  -------------

                                           DIVERSIFIED FINANCIALS (6.4%)
                                           American General Finance Corp.
          -        100,000       100,000     5.875%, due 12/15/05                                  -       107,841        107,841
                                           Associates Corp. of
                                             North America
          -        200,000       200,000     1.60%, due 5/8/03 (c)                                 -       200,005        200,005
                                           Beneficial Corp.
                                             Series I
          -        250,000       250,000     6.80%, due 9/15/03                                    -       254,665        254,665
                                           Caterpillar Financial
                                             Services Corp.
                                             Series F
          -        500,000       500,000     5.72%, due 5/9/03                                     -       500,244        500,244
                                           ChevronTexaco Corp.
          -        150,000       150,000     6.19%, due 7/9/03                                     -       151,278        151,278
                                           Countrywide Home Loans, Inc.
                                             Series J
          -        350,000       350,000     5.25%, due 6/15/04                                    -       363,717        363,717
                                           General Electric Capital Corp., Series A
          -        800,000       800,000     4.25%, due 1/28/05                                    -       835,679        835,679
          -        200,000       200,000     5.375%, due 4/23/04                                   -       207,590        207,590
                                           Heller Financial, Inc.
          -        495,000       495,000     6.00%, due 3/19/04                                    -       514,516        514,516
                                           Household Finance Corp.
          -        103,000       103,000     6.00%, due 5/1/04                                     -       107,250        107,250
    400,000              -       400,000     6.50%, due 1/24/06                              445,023             -        445,023
          -        206,000       206,000     7.00%, due 8/1/03                                     -       208,759        208,759
                                           International Lease Finance Corp.
                                             Series M
          -        200,000       200,000     5.50%, due 6/7/04                                     -       207,885        207,885
          -        250,000       250,000     6.75%, due 11/3/03                                    -       256,578        256,578
                                           John Deere Capital Corp.
                                             Series D
          -        500,000       500,000     5.52%, due 4/30/04                                    -       519,697        519,697
                                           Lehman Brothers Holdings, Inc.
          -        150,000       150,000     7.125%, due 9/15/03                                   -       153,122        153,122
                                           Minnesota Mining &
                                           Manufacturing Co.
                                             Series C
          -        750,000       750,000     4.25%, due 9/1/04                                     -       777,094        777,094
                                           Toyota Motor Credit Corp.
          -        525,000       525,000     5.625%, due 11/13/03                                  -       536,903        536,903
                                           Wells Fargo Financial, Inc.
          -        250,000       250,000     5.375%, due 9/30/03                                   -       254,085        254,085
                                           Zeneca Wilmington, Inc.
          -        570,000       570,000     6.30%, due 6/15/03                                    -       573,165        573,165
                                                                                          -----------  ------------  -------------
                                                                                             445,023     6,730,073      7,175,096
                                                                                          -----------  ------------  -------------


                                           DIVERSIFIED TELECOMMUNICATION SERVICES (2.6%)
                                           Ameritech Capital Funding Corp.
          -        250,000       250,000     6.30%, due 10/15/04                                   -       265,499        265,499
                                           BellSouth Telecommunications, Inc.
          -        300,000       300,000     6.25%, due 5/15/03                                    -       300,417        300,417
    270,000              -       270,000     6.375%, due 6/15/04                             284,383             -        284,383
                   200,000       200,000     6.50%, due 6/15/05                                    -       218,504        218,504
                                           Chesapeake Potomac Telephone
                                             Maryland, Inc.
          -        500,000       500,000     6.00%, due 5/1/03                                     -       500,000        500,000
                                           Citizens Communications Co.
    487,000              -       487,000     7.60%, due 6/1/06                               541,940             -        541,940
    250,000              -       250,000     8.50%, due 5/15/06                              289,628             -        289,628

                                           CORPORATE BONDS (CONTINUED)
  SHORT TERM    ULTRA SHORT
     BOND         DURATION     PRO FORMA                                                  SHORT TERM    ULTRA SHORT
   PRINCIPAL     PRINCIPAL     PRINCIPAL                                                     BOND         DURATION     PRO FORMA
    AMOUNT         AMOUNT        AMOUNT                                                     VALUE           VALUE         VALUE
-----------------------------------------                                                 ----------------------------------------
                                           DIVERSIFIED TELECOMMUNICATION SERVICES (CONTINUED)
                                           Ohio Bell Telephone Co.
$         -   $    250,000   $   250,000     6.125%, due 5/15/03                          $        -   $   250,337   $    250,337
                                           Southern New England
                                             Telephone Co.
                                             Series C
          -        295,000       295,000     6.125%, due 12/15/03                                  -       303,647        303,647
                                                                                          -----------  ------------  -------------
                                                                                           1,115,951     1,838,404      2,954,355
                                                                                          -----------  ------------  -------------


                                           ELECTRIC UTILITIES (1.1%)
                                           Alabama Power Co.
    375,000              -       375,000     2.65%, due 2/15/06                              379,384             -        379,384
          -        500,000       500,000     4.875%, due 9/1/04                                    -       519,338        519,338
                                           DTE Energy Co.
    275,000              -       275,000     6.00%, due 6/1/04                               286,996             -        286,996
                                                                                          -----------  ------------  -------------
                                                                                             666,380       519,338      1,185,718
                                                                                          -----------  ------------  -------------


                                           ELECTRIC EQUIPMENT (0.3%)
                                           Emerson Electric Co.
    300,000              -       300,000     7.875%, due 6/1/05                              335,463             -        335,463
                                                                                          -----------  ------------  -------------

                                           FOOD PRODUCTS (0.7%)
                                           Sara Lee Corp.
                                             Series A
          -        250,000       250,000     5.75%, due 9/3/03                                     -       253,182        253,182
                                             Series C
          -        250,000       250,000     6.00%, due 12/5/05                                    -       273,280        273,280
                                           Unilever Capital Corp.
          -        250,000       250,000     6.75%, due 11/1/03                                    -       256,864        256,864
                                                                                          -----------  ------------  -------------
                                                                                                   -       783,326        783,326
                                                                                          -----------  ------------  -------------

                                           HEALTH CARE PROVIDERS & SERVICES (0.8%)
                                           Cardinal Health, Inc.
          -        200,000       200,000     4.45%, due 6/30/05                                    -       210,325        210,325
          -        300,000       300,000     6.50%, due 2/15/04                                    -       311,903        311,903
                                           UnitedHealth Group, Inc.
          -        300,000       300,000     6.60%, due 12/1/03                                    -       308,378        308,378
                                                                                          -----------  ------------  -------------
                                                                                                   -       830,606        830,606
                                                                                          -----------  ------------  -------------

                                           HOTELS, RESTAURANTS & LEISURE (1.0%)
                                           McDonald's Corp., Series G
    355,000        500,000       855,000     4.15%, due 2/15/05                              369,449       520,350        889,799
          -        250,000       250,000     5.15%, due 7/1/04                                     -       259,925        259,925
                                                                                          -----------  ------------  -------------
                                                                                             369,449       780,275      1,149,724
                                                                                          -----------  ------------  -------------

                                           HOUSEHOLD DURABLES (0.3%)
                                           Stanley Works (The)
          -        300,000       300,000     5.75%, due 3/1/04                                     -       310,522        310,522
                                                                                          -----------  ------------  -------------


                                           HOUSEHOLD PRODUCTS (1.6%)
                                           Colgate-Palmolive Co.
                                             Series C
          -      1,000,000     1,000,000     5.27%, due 12/1/03                                    -     1,022,542      1,022,542
                                           Procter & Gamble Co. (The)
          -        725,000       725,000     5.25%, due 9/15/03                                    -       735,533        735,533
                                                                                          -----------  ------------  -------------
                                                                                                   -     1,758,075      1,758,075
                                                                                          -----------  ------------  -------------

                                           INSURANCE (0.9%)
                                           American International
                                             Group, Inc.
                                             Series F
          -        250,000       250,000     3.20%, due 10/27/03                                   -       252,029        252,029
                                           Marsh & McLennan Cos., Inc.
          -        535,000       535,000     6.625%, due 6/15/04                                   -       564,290        564,290
                                           Progressive Corp. (The)
          -        200,000       200,000     6.60%, due 1/15/04                                    -       206,942        206,942
                                                                                          -----------  ------------  -------------
                                                                                                   -     1,023,261      1,023,261
                                                                                          -----------  ------------  -------------

                                           MEDIA (0.6%)
                                           Continental Cablevision, Inc.
    150,000              -       150,000     8.875%, due 9/15/05                             168,762             -        168,762
                                           Gannett Co., Inc.
          -        500,000       500,000     4.95%, due 4/1/05                                     -       529,568        529,568
                                                                                          -----------  ------------  -------------
                                                                                             168,762       529,568        698,330
                                                                                          -----------  ------------  -------------


                                           MULTILINE RETAIL (0.4%)
                                           Wal-Mart Stores, Inc.
          -        250,000       250,000     3.25%, due 9/29/03                                    -       251,996        251,996
          -        215,000       215,000     4.375%, due 8/1/03                                    -       216,588        216,588
                                                                                          -----------  ------------  -------------
                                                                                                   -       468,584        468,584
                                                                                          -----------  ------------  -------------

                                           CORPORATE BONDS (CONTINUED)
  SHORT TERM    ULTRA SHORT
     BOND         DURATION     PRO FORMA                                                  SHORT TERM    ULTRA SHORT
   PRINCIPAL     PRINCIPAL     PRINCIPAL                                                     BOND         DURATION     PRO FORMA
    AMOUNT         AMOUNT        AMOUNT                                                     VALUE           VALUE         VALUE
-----------------------------------------                                                 ----------------------------------------
                                           MULTI-UTILITIES & UNREGULATED POWER (0.7%)
                                           Cincinnati Gas & Electric Co.
$         -   $    150,000   $   150,000     6.45%, due 2/15/04                           $        -   $   155,742   $    155,742
                                           Duke Energy Corp.
          -        400,000       400,000     6.125%, due 7/22/03                                   -       404,100        404,100
                                           Public Services Electric & Gas
                                             Power LLC
    200,000              -             -     6.875%, due 4/15/06                             218,912             -        218,912
                                                                                          -----------  ------------  -------------
                                                                                             218,912       559,842        778,754
                                                                                          -----------  ------------  -------------

                                           PERSONAL PRODUCTS (0.7%)
                                           Gillette Co. (The)
          -        790,000       790,000     6.25%, due 8/15/03                                    -       801,111        801,111
                                                                                          -----------  ------------  -------------

                                           PHARMACEUTICALS (3.6%)
                                           Abbott Laboratories
          -        940,000       940,000     5.60%, due 10/1/03                                    -       956,513        956,513
                                           American Home Products Corp.
          -        250,000       250,000     5.875%, due 3/15/04                                   -       259,109        259,109
                                            Bristol-Myers Squibb Co.
          -        294,000       294,000     4.75%, due 10/1/06                                    -       312,408        312,408
                                           Merck & Co., Inc.
                                             Series E
    375,000      1,000,000     1,375,000     4.125%, due 1/18/05                             389,291     1,038,110      1,427,401
                                           Pfizer, Inc.
          -      1,000,000     1,000,000     3.625%, due 11/1/04                                   -     1,027,269      1,027,269
                                                                                          -----------  ------------  -------------
                                                                                             389,291     3,593,409      3,982,700
                                                                                          -----------  ------------  -------------

                                           SOFTWARE (0.6%)
                                           International Business
                                             Machines Corp.
          -        265,000       265,000     5.10%, due 11/10/03                                   -       270,328        270,328
          -        365,000       365,000     5.37%, due 9/22/03                                    -       370,569        370,569
                                                                                          -----------  ------------  -------------
                                                                                                   -       640,897        640,897
                                                                                          -----------  ------------  -------------


                                           WIRELESS TELECOMMUNICATION SERVICES (0.3%)
                                           AT&T Wireless Services, Inc.
    285,000              -       285,000     6.875%, due 4/18/05                             307,193             -        307,193
                                                                                          -----------  ------------  -------------

                                           Total Corporate Bonds
                                             (Cost $6,197,794, $25,864,661,
                                               $32,062,455)                                6,255,598    26,265,614     32,521,212
                                                                                          -----------  ------------  -------------

                                           MORTGAGE-BACKED SECURITIES (1.2%)

                                           COMMERCIAL MORTGAGE LOANS
                                              (COLLATERALIZED MORTGAGE OBLIGATIONS) (1.2%)
                                           GMAC Commercial Mortgage
                                             Securities, Inc.
                                             Series 1998-C2 Class A1
    819,711              -       819,711     6.15%, due 5/15/35                              874,693             -        874,693
                                           Morgan Stanley Capital I, Inc.
                                             Series 1998-HF2 Class A1
    298,936              -       298,936     6.01%, due 11/15/30                             322,484             -        322,484
                                           Nationslink Funding Corp.
                                             Series 1998-2 Class A1
    149,926              -       149,926     6.01%, due 8/20/30                              161,370             -        161,370
                                                                                          -----------  ------------  -------------

                                           Total Mortgage-Backed Securities
                                             (Cost $1,329,052)                             1,358,547             -      1,358,547
                                                                                          -----------  ------------  -------------

                                           U.S. GOVERNMENT & FEDERAL AGENCIES (41.0%)

                                           FEDERAL FARM CREDIT BANK (5.4%)
          -      1,000,000     1,000,000     2.125%, due 8/15/05                                   -     1,006,869      1,006,869
          -        500,000       500,000     2.25%, due 9/1/06                                     -       497,713        497,713
          -        500,000       500,000     2.35%, due 12/27/04                                   -       500,922        500,922
          -      2,000,000     2,000,000     3.25%, due 10/15/07-11/20/07                          -     2,023,614      2,023,614
          -        500,000       500,000     3.80%, due 12/19/08                                   -       501,015        501,015
          -      1,000,000     1,000,000     3.875%, due 12/15/04                                  -     1,038,168      1,038,168
          -        500,000       500,000     4.00%, due 12/24/07                                   -       508,730        508,730
                                                                                          -----------  ------------  -------------
                                                                                                   -     6,077,031      6,077,031
                                                                                          -----------  ------------  -------------

                                           FEDERAL HOME LOAN BANK (6.5%)
          -      1,000,000     1,000,000     1.50%, due 6/17/04                                    -     1,000,363      1,000,363
          -        500,000       500,000     2.30%, due 3/10/06                                    -       501,116        501,116
          -      1,000,000     1,000,000     2.60%, due 12/13/05                                   -     1,000,895      1,000,895
          -        500,000       500,000     3.01%, due 10/16/06                                   -       503,358        503,358
          -        500,000       500,000     3.10%, due 1/24/07                                    -       503,974        503,974
          -        500,000       500,000     3.125%, due 11/6/06                                   -       500,118        500,118
          -        500,000       500,000     3.50%, due 4/22/08                                    -       501,291        501,291
          -        500,000       500,000     3.625%, due 10/15/04                                  -       516,167        516,167
          -        500,000       500,000     4.00%, due 11/7/07                                    -       500,236        500,236

                                           U.S. GOVERNMENT & FEDERAL AGENCIES (CONTINUED)
  SHORT TERM    ULTRA SHORT
     BOND         DURATION     PRO FORMA                                                  SHORT TERM    ULTRA SHORT
   PRINCIPAL     PRINCIPAL     PRINCIPAL                                                     BOND         DURATION     PRO FORMA
    AMOUNT         AMOUNT        AMOUNT                                                     VALUE           VALUE         VALUE
-----------------------------------------                                                 ----------------------------------------
                                           FEDERAL HOME LOAN BANK (CONTINUED)
$         -   $    500,000   $   500,000     4.125%, due 11/15/04                         $        -   $   520,282   $    520,282
          -        250,000       250,000     4.625%, due 8/13/04                                   -       260,484        260,484
          -        225,000       225,000     5.08%, due 10/20/03                                   -       229,123        229,123
          -        500,000       500,000     5.44%, due 10/15/03                                   -       509,713        509,713
          -        250,000       250,000     5.63%, due 9/2/03                                     -       253,750        253,750
                                                                                          -----------  ------------  -------------
                                                                                                   -     7,300,870      7,300,870
                                                                                          -----------  ------------  -------------

                                           FEDERAL HOME LOAN MORTGAGE CORPORATION (3.5%)
          -        500,000       500,000     2.00%, due 11/25/05                                   -       500,661        500,661
          -        250,000       250,000     3.75%, due 12/26/07                                   -       250,960        250,960
  3,200,000              -     3,200,000     3.875%, due 6/27/05                           3,211,968             -      3,211,968
                                                                                          -----------  ------------  -------------
                                                                                           3,211,968       751,621      3,963,589
                                                                                          -----------  ------------  -------------

                                           FEDERAL HOME LOAN MORTGAGE CORPORATION
                                              (COLLATERALIZED MORTGAGE OBLIGATION) (0.4%)
                                             Series 1364 Class K
          -        418,301       418,301     5.00%, due 9/15/07                                    -       429,395        429,395
                                                                                          -----------  ------------  -------------

                                           FEDERAL HOME LOAN MORTGAGE CORPORATION
                                              (MORTGAGE PASS-THROUGH SECURITY) (0.3%)
          -        302,657       302,657     5.00%, due 1/1/07                                     -       314,183        314,183
                                                                                          -----------  ------------  -------------

                                           FEDERAL NATIONAL MORTGAGE ASSOCIATION (6.2%)
          -        500,000       500,000     2.00%, due 2/7/05                                     -       500,071        500,071
  2,100,000              -     2,100,000     2.75%, due 11/14/05                           2,110,126             -      2,110,126
    925,000              -       925,000     5.00%, due 6/17/18 TBA (b)                      949,281             -        949,281
  1,600,000              -     1,600,000     5.25%, due 3/22/07                            1,659,384             -      1,659,384
  1,125,000              -     1,125,000     5.50%, due 5/2/06                             1,224,665             -      1,224,665
    485,674              -       485,674     7.50%, due 4/1/31                               519,389             -        519,389
                                                                                          -----------  ------------  -------------
                                                                                           6,462,845       500,071      6,962,916
                                                                                          -----------  ------------  -------------

                                           FEDERAL NATIONAL MORTGAGE ASSOCIATION
                                              (COLLATERALIZED MORTGAGE OBLIGATION) (0.4%)
                                             Series 2002-11 Class QD
          -        447,103       447,103     5.00%, due 2/25/08                                    -       450,886        450,886
                                                                                          -----------  ------------  -------------

                                           STUDENT LOAN MORTGAGE ASSOCIATION (3.2%)
          -      1,000,000     1,000,000     1.521%, due 7/16/03 (c)                               -     1,000,540      1,000,540
          -        800,000       800,000     1.591%, due 8/27/04 (c)                               -       803,148        803,148
          -        750,000       750,000     1.70%, due 9/15/04                                    -       751,454        751,454
          -      1,000,000     1,000,000     2.04%, due 6/15/05                                    -     1,002,000      1,002,000
                                                                                          -----------  ------------  -------------
                                                                                                   -     3,557,142      3,557,142
                                                                                          -----------  ------------  -------------

                                           UNITED STATES TREASURY BOND (1.4%)
  1,325,000              -     1,325,000     10.375%, due 11/15/09                         1,504,910             -      1,504,910
                                                                                          -----------  ------------  -------------

                                           UNITED STATES TREASURY NOTES (13.7%)
  2,240,000              -     2,240,000     3.25%, due 5/31/04 (d)                        2,289,963             -      2,289,963
  1,765,000              -     1,765,000     4.625%, due 5/15/06                           1,901,166             -      1,901,166
  2,370,000              -     2,370,000     5.75%, due 11/15/05 (d)                       2,604,685             -      2,604,685
  6,795,000              -     6,795,000     5.875%, due 2/15/04-11/15/04 (d)              7,191,081             -      7,191,081
  1,175,000              -     1,175,000     6.75%, due 5/15/05                            1,298,008             -      1,298,008
                                                                                          -----------  ------------  -------------
                                                                                          15,284,903             -     15,284,903
                                                                                          -----------  ------------  -------------

                                           Total U.S. Government &
                                             Federal Agencies
                                             (Cost $26,265,213, $19,234,860,
                                                $45,500,073)                              26,464,626    19,381,199     45,845,825
                                                                                          -----------  ------------  -------------

                                           YANKEE BONDS (0.8%)

                                           AIR FREIGHT & LOGISTICS (0.3%)
                                           PSA Corp. Ltd.
    300,000              -       300,000     7.125%, due 8/1/05 (a)                          333,503             -        333,503
                                                                                          -----------  ------------  -------------


                                           DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
                                           Telefonos de Mexico S.A.
    200,000              -       200,000     8.25%, due 1/26/06                              222,750             -        222,750
                                                                                          -----------  ------------  -------------

                                           FINANCIAL SERVICES (0.3%)
                                           BP Capital Markets PLC
    350,000              -       350,000     4.00%, due 4/29/05                              365,427             -        365,427
                                                                                          -----------  ------------  -------------

                                            Total Yankee Bonds
                                              (Cost $908,206)                                921,680             -        921,680
                                                                                          -----------  ------------  -------------

                                            Total Long-Term Bonds
                                              (Cost $36,483,353, $46,840,811,
                                                $83,324,164)                              36,815,919    47,387,532     84,203,451
                                                                                          -----------  ------------  -------------

                                           SHORT-TERM INVESTMENTS (28.4%)
                                           CORPORATE BONDS (1.3%)
  SHORT TERM    ULTRA SHORT
     BOND         DURATION     PRO FORMA                                                  SHORT TERM    ULTRA SHORT
   PRINCIPAL     PRINCIPAL     PRINCIPAL                                                     BOND         DURATION     PRO FORMA
    AMOUNT         AMOUNT        AMOUNT                                                     VALUE           VALUE         VALUE
-----------------------------------------                                                 ----------------------------------------
                                           BEVERAGES (0.1%)
                                           Coca Cola Co. (The)
$         -   $    100,000   $   100,000     6.00%, due 7/15/03                           $        -   $   100,905   $    100,905
                                                                                          -----------  ------------  -------------


                                           BUILDING PRODUCTS (0.3%)
                                           Masco Corp.
          -        300,000       300,000     6.125%, due 9/15/03                                   -       304,612        304,612
                                                                                          -----------  ------------  -------------

                                           DIVERSIFIED FINANCIALS (0.5%)
                                           International Lease Finance Corp.
          -        500,000       500,000     6.75%, due 11/3/03                                    -       513,156        513,156
                                                                                          -----------  ------------  -------------

                                           FOOD PRODUCTS (0.4%)
                                           Archer-Daniels-Midland Co.
          -        505,000       505,000     6.25%, due 5/15/03                                    -       505,686        505,686
                                                                                          -----------  ------------  -------------

                                           Total Corporate Bonds
                                             (Cost $1,423,349)                                     -     1,424,359      1,424,359
                                                                                          -----------  ------------  -------------


                                           COMMERCIAL PAPER (1.4%)
                                           Bavaria Finance Funding
  1,000,000              -     1,000,000     1.32%, due 5/1/03 (e)                         1,000,000             -      1,000,000
                                           UBS Finance Delaware LLC
    555,000              -       555,000     1.36%, due 5/1/03                               555,000             -        555,000
                                                                                          -----------  ------------  -------------

                                           Total Commercial Paper
                                             (Cost $1,555,000)                             1,555,000             -      1,555,000
                                                                                          -----------  ------------  -------------

                   SHARES                  INVESTMENT COMPANIES (1.7%)
-----------------------------------------
                                           AIM Institutional Funds
    138,311              -       138,311     Group (e)                                       138,311             -        138,311
                                           Merrill Lynch Premier
  1,750,687              -     1,750,687     Institutional Fund                            1,750,687             -      1,750,687
                                                                                          -----------  ------------  -------------
                                                                                           1,888,998             -      1,888,998
                                                                                          -----------  ------------  -------------

                                           Total Investment Companies
                                             (Cost $1,888,998)                             1,888,998             -      1,888,998
                                                                                          -----------  ------------  -------------

                 PRINCIPAL
                   AMOUNT                  MASTER NOTE (1.2%)
-----------------------------------------

                                           Bank of America LLC
$ 1,400,000   $          -   $ 1,400,000     1.50%, due 5/1/03 (e)                         1,400,000             -      1,400,000
                                                                                          -----------  ------------  -------------

                                           Total Master Note
                                             (Cost $1,400,000)                             1,400,000             -      1,400,000
                                                                                          -----------  ------------  -------------

                                           REPURCHASE AGREEMENT (0.7%)
                                           Credit Suisse First Boston Corp.
                                             1.425%, dated 4/30/03
                                             due 5/1/03
                                             Proceeds at Maturity
                                             $740,029 (e)
                                              (Collateralized by
                                              $760,000 Wilmington Trust Co.
                                              Certificate of Deposit
                                              1.28%, due 7/24/03
    740,000              -       740,000     Market Value $757,781)                          740,000             -        740,000
                                                                                          -----------  ------------  -------------

                                           Total Repurchase Agreement
                                             (Cost $740,000)                                 740,000             -        740,000
                                                                                          -----------  ------------  -------------

                                           U.S. GOVERNMENT (22.1%)
                                           United States Treasury Bills
          -      1,000,000     1,000,000     1.07%, due 10/2/03                                    -       995,128        995,128
          -      1,000,000     1,000,000     1.09%, due 9/11/03                                    -       995,814        995,814
          -      1,000,000     1,000,000     1.11%, due 9/4/03                                     -       996,034        996,034
          -      1,000,000     1,000,000     1.12%, due 9/25/03                                    -       995,353        995,353
          -      3,750,000     3,750,000     1.14%, due 8/14/03-10/16/03                           -     3,733,184      3,733,184
          -      2,500,000     2,500,000     1.15%, due 7/24/03-8/21/03                            -     2,492,791      2,492,791
          -      2,000,000     2,000,000     1.16%, due 8/7/03-8/28/03                             -     1,993,192      1,993,192
          -      1,000,000     1,000,000     1.19%, due 5/1/03                                     -     1,000,000      1,000,000
          -      2,000,000     2,000,000     1.20%, due 7/10/03-7/17/03                            -     1,995,339      1,995,339
          -      1,500,000     1,500,000     1.21%, due 6/19/03                                    -     1,497,519      1,497,519

                                           SHORT-TERM INVESTMENTS (CONTINUED)
  SHORT TERM    ULTRA SHORT
     BOND         DURATION     PRO FORMA                                                  SHORT TERM    ULTRA SHORT
   PRINCIPAL     PRINCIPAL     PRINCIPAL                                                     BOND         DURATION     PRO FORMA
    AMOUNT         AMOUNT        AMOUNT                                                     VALUE           VALUE         VALUE
-----------------------------------------                                                -----------------------------------------
                                           U.S. GOVERNMENT (CONTINUED)
$         -   $  1,500,000   $ 1,500,000     1.215%, due 7/3/03                          $         -   $ 1,497,074   $  1,497,074
          -      2,000,000     2,000,000     1.22%, due 5/8/03-6/12/03                             -     1,998,332      1,998,332
          -      2,000,000     2,000,000     1.23%, due 5/15/03-6/5/03                             -     1,998,317      1,998,317
          -      2,500,000     2,500,000     1.26%, due 5/22/03-5/29/03                            -     2,497,783      2,497,783
                                                                                         ------------  ------------  -------------

                                           Total U.S. Government
                                             (Cost $24,685,361)                                    -    24,685,860     24,685,860
                                                                                         ------------  ------------  -------------

                                           Total Short-Term Investments
                                             (Cost $5,583,998, $ 26,108,710,
                                                $31,692,708)                               5,583,998    26,110,219     31,694,217
                                                                                         ------------  ------------  -------------

                                           Total Investments
                                             (Cost $42,067,351, $72,949,521,
                                                $115,016,872) (f)               103.7%   $42,399,917   $73,497,751   $115,897,668(g)
                                           Liabilities in Excess of
                                             Cash and Other Assets               (3.7)    (3,560,654)     (555,998)    (4,116,652)
                                                                               --------  ------------  ------------  -------------
                                           Net Assets                           100.0%   $38,839,263   $72,941,753   $111,781,016
                                                                               ========  ============  ============  =============

                                           -----------
                                           (a) May be sold to institutional investors only.

                                           (b) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.

                                           (c) Floating rate. Rate shown is the rate in effect at April 30, 2003.

                                           (d) Represents securities out on loan or a portion which is out on loan.

                                           (e) Represents security or a portion thereof, purchased with cash collateral received for securities on loan.

                                           (f) The cost stated also represents the aggregate cost for federal income tax purposes.

                                           (g) At April 30, 2003 net unrealized appreciation was $880,796, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $921,533 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $40,737.

            STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2003

                                                    SHORT TERM          ULTRA SHORT
                                                        BOND              DURATION             PRO FORMA           PRO FORMA
                                                        FUND                FUND              ADJUSTMENTS          COMBINED
                                                                                                                  (UNAUDITED)
                                                   ---------------------------------------------------------------------------

ASSETS:
Investment in securities, at value *               $  42,399,917        $  73,497,751        $          --       $ 115,897,668
Cash                                                       3,152                   --                   --               3,152
Deposits with brokers for securities loaned               22,246                   --                   --              22,246
Receivables:
      Investment securities sold                       1,975,225                   --                   --           1,975,225
      Interest                                           631,559              478,060                   --           1,109,619
      Fund shares sold                                     5,999              116,200                   --             122,199
      Manager                                                 --                4,766                   --               4,766
Other assets                                              11,772               16,717                   --              28,489
                                                   -------------        -------------        -------------       -------------
          Total assets                                45,049,870           74,113,494                   --         119,163,364
                                                   -------------        -------------        -------------       -------------

LIABILITIES:
Securities lending collateral                          3,300,557                   --                   --           3,300,557
Payables:
      Investment securities purchased                  2,744,512            1,000,000                   --           3,744,512
      Fund shares redeemed                                48,841               51,051                   --              99,892
      Manager                                              7,417                   --                   --               7,417
      Transfer agent                                       5,322                4,892                   --              10,214
      Custodian                                            2,146               71,701                   --              73,847
      Professional                                            --               30,313                   --              30,313
      Shareholder communication                               --                4,084                   --               4,084
Accrued expenses                                          29,811                9,700                   --              39,511
Dividend payable                                          72,001                   --                   --              72,001
                                                   -------------        -------------        -------------       -------------
          Total liabilities                            6,210,607            1,171,741                   --           7,382,348
                                                   -------------        -------------        -------------       -------------
Net assets                                         $  38,839,263        $  72,941,753        $          --       $ 111,781,016
                                                   =============        =============        =============       =============

*Cost of investments in securities                 $ 42,067,351 (a)     $  72,494,521        $          --       $ 114,561,872

COMPOSITION OF NET ASSETS:
Capital stock (par value of $.001 per share)
      1 billion shares authorized:
      No-Load Class                                $       4,083        $      72,254        $          --       $      76,337
      Service Class                                           62                  135                   --                 197
Additional paid-in capital                            41,791,190           72,636,061                   --         114,427,251
Accumulated undistributed net invesment
      income                                             (32,977)             128,793                   --              95,816
Accumulated net realized loss on investments          (3,255,661)            (443,720)                  --          (3,699,381)
Net unrealized appreciation on investments               332,566              548,230                   --             880,796
                                                   -------------        -------------        -------------       -------------
Net assets                                         $  38,839,263        $  72,941,753        $          --       $ 111,781,016
                                                   =============        =============        =============       =============

CLASS D
Net assets applicable to outstanding shares        $  38,256,514        $  72,805,436        $          --       $ 111,061,950
                                                   =============        =============        =============       =============
Shares of capital stock outstanding                    4,082,824            7,225,363              544,694(b)       11,852,881
                                                   =============        =============        =============       =============
Net asset value per share outstanding              $        9.37        $       10.08        $          --       $        9.37
                                                   =============        =============        =============       =============

CLASS S
Net assets applicable to outstanding shares        $     582,749        $     136,317        $          --       $     719,066
                                                   =============        =============        =============       =============
Shares of capital stock outstanding                       62,337               13,525                1,054              76,916
                                                   =============        =============        =============       =============
Net asset value per share outstanding              $        9.35        $       10.08        $          --       $        9.35
                                                   =============        =============        =============       =============


----------------
(a) Identified cost includes $3,240,570 of securities loaned.

(b) Reflects new shares issued, net of retired shares of Ultra Short Duration Fund. (Calculation: Net Assets \ NAV per share)

            STATEMENT OF OPERATIONS FOR THE YEAR ENDED APRIL 30, 2003

                                                           SHORT TERM         ULTRA SHORT
                                                              BOND             DURATION           PRO FORMA             PRO FORMA
                                                              FUND               FUND            ADJUSTMENTS            COMBINED
                                                                                                                       (UNAUDITED)
                                                           -----------------------------------------------------------------------
INVESTMENT INCOME:
Income:
      Interest                                             $ 1,174,722        $ 1,675,757        $      --             $ 2,850,479
                                                           -----------        -----------        -----------           -----------

Expenses:
      Manager                                                  218,643            251,992            126,010 (a)           596,645
      Professional                                              35,250             68,260            (45,710)(b)            57,800
      Registration                                              25,478             34,677            (30,955)(b)            29,200
      Transfer agent                                            25,415             26,758             (3,973)(b)            48,200
      Custodian                                                 10,526              9,151             (1,377)(b)            18,300
      Directors                                                  7,645             13,281             (6,926)(b)            14,000
      Portfolio pricing                                          6,125             17,903             (5,428)(b)            18,600
      Shareholder communication                                  5,350              8,800               (450)(b)            13,700
      Service                                                    1,804                 --                 --                 1,804
      Miscellaneous                                             13,301             23,820            (23,121)(b)            14,000
                                                           -----------        -----------        -----------           -----------
              Total expenses before reimbursement              349,537            454,642              8,070               812,249
Expense reimbursement from Manager                            (129,486)          (327,983)           241,865              (215,604)
                                                           -----------        -----------        -----------           -----------
              Net Expenses                                     220,051            126,659            249,935               596,645
                                                           -----------        -----------        -----------           -----------
Net investment income                                          954,671          1,549,098           (249,935)            2,253,834
                                                           -----------        -----------        -----------           -----------

REALIZED AND UNREALIZED GAIN
       ON INVESTMENTS:
Net realized gain on investments                               460,284           (185,498)                --               274,786
Net change in unrealized appreciation on investments           384,888            559,740                 --               944,628
                                                           -----------        -----------        -----------           -----------
Net realized and unrealized gain on investments                845,172            374,242                 --             1,219,414
                                                           -----------        -----------        -----------           -----------
Net increase in net assets resulting from operations       $ 1,799,843        $ 1,923,340        $  (249,935)          $ 3,473,248
                                                           ===========        ===========        ===========           ===========


------------------
(a) Reflects adjustment in expenses due to effects of new contractuals rates.

(b) Reflects adjustment in expenses due to elimination of duplicate services.

NOTES TO UNAUDITED PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 -- BASIS OF COMBINATION:

On September 24, 2003, the Board of Trustees of Eclipse Funds (the "Trust") and the Board of Directors of Eclipse Funds, Inc. (the "Company"), approved an Agreement and Plan of Reorganization (the "Plan") whereby, subject to the approval by the shareholders of Eclipse Ultra Short Duration Fund ("Ultra Short Duration Fund"), Eclipse Short Term Bond Fund ("Short Term Bond Fund"), a series of the Company, will acquire all of the assets of Ultra Short Duration Fund, a series of the Trust, and be subject to the liabilities of such Fund, in exchange for a number of shares of Short Term Bond Fund equal in value to the net assets of the Ultra Short Duration Fund (the "Merger").

The Merger will be accounted for as a tax-free merger of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at April 30, 2003. The unaudited pro forma portfolio of investments, and statement of assets and liabilities reflect the financial position of Ultra Short Duration Fund and Short Term Bond Fund at April 30, 2003. The unaudited pro forma statement of operations reflects the results of operations of Ultra Short Duration Fund and Short Term Bond Fund for the year ended April 30, 2003. These statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the date indicated above for Ultra Short Duration Fund and Short Term Bond Fund under generally accepted accounting principles in the United States. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of Short Term Bond Fund for pre-combination periods will not be restated.

The unaudited pro forma portfolio of investments, statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Fund that are incorporated by reference in the Statements of Additional Information.

NOTE 2 -- SECURITY VALUATION:

The net asset value per share of each class of shares of the Fund is calculated on each day the New York Stock Exchange (the "Exchange") is open for trading as of the close of regular trading on the Exchange. The net asset value per share of each class of shares of the Fund is determined by taking the current market value of total assets attributable to that class, subtracting the liabilities attributable to that class, and dividing the result by the outstanding shares of that class.

Portfolio securities of the Fund are stated at value determined (a) by appraising debt securities at prices supplied by a pricing agent selected by the Fund's Manager or Subadvisor, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques if those prices are deemed by the Fund's Manager or Subadvisor to be representative of market values at the regular close of business of the Exchange, and (b) by appraising all other securities and other assets, including debt securities for which prices are supplied by a pricing agent but are not deemed by the Fund's Manager or Subadvisor to be representative of market values, but excluding money market instruments with a remaining maturity of 60 days or less and including restricted securities and securities for which no market quotations are available, at fair value in accordance with procedures approved by the Trust's Board of Trustees. Short-term securities that mature in more than 60 days are valued at current market quotations. Short-term securities that mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing the difference between market value on the 61st day prior to maturity and value on maturity date if their original term to maturity at purchase exceeded 60 days.

Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange will not be reflected in the Fund's calculation of net asset values unless the Fund's Manager or Subadvisor deems it to be appropriate.

NOTE 3 -- CAPITAL SHARES:

The unaudited pro forma net asset value per share assumes additional shares of common stock issued in connection with the proposed acquisition of Ultra Short Duration Fund by Short Term Bond Fund as of April 30, 2003. The number of additional shares issued was calculated by dividing the net asset value of each Class of Ultra Short Duration Fund by the respective Class net asset value per share of Short Term Bond Fund.

NOTE 4 -- UNAUDITED PRO FORMA ADJUSTMENTS:

The accompanying unaudited pro forma financial statements reflect changes in fund shares as if the merger had taken place on April 30, 2003. Ultra Short Duration Fund expenses were adjusted assuming Short Term Bond Fund's fee structure was in effect for the year ended April 30, 2003.

NOTE 5 -- USE OF ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 6 -- FEDERAL INCOME TAXES:

Each of the Funds is treated as a separate entity for federal income tax purposes. The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of each Fund within the allowable time limits. Therefore, no federal income or excise tax provision is required.

The Fund intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. The amount of capital loss carryforward, which may offset Short Term Bond Fund's capital gains in any given year, may be limited as a result of the previous reorganization. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

                      INSTRUCTIONS FOR SIGNING PROXY CARDS

         The following general rules for signing proxy cards may be of assistance to you and may help avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

         INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the registration on the proxy card.

         JOINT ACCOUNTS: Both parties must sign; the names of the parties signing should conform exactly to the name shown in the registration on the proxy card.

         ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.

         For example:

                  REGISTRATION                            VALID SIGNATURE
                  ------------                            ---------------
CORPORATE ACCOUNTS
(1)   ABC Corp.................................   ABC Corp. John Doe, Treasurer
(2)   ABC Corp.................................   John Doe, Treasurer
(3)   ABC Corp. c/o John Doe...................   John Doe, Treasurer
(4)   ABC Corp. Profit Sharing Plan............   John Doe, Trustee

PARTNERSHIP ACCOUNTS
(1)   The XYZ Partnership......................   Jane B. Smith, Partner
(2)   Smith and Jones, Limited Partnership.....   Jane B. Smith, General Partner

TRUST ACCOUNTS
(1)   ABC Trust................................   Jane B. Doe, Trustee
(2)   Jane B. Doe, Trustee u/t/d 12/28/78......   Jane B. Doe, Trustee

CUSTODIAL OR ESTATE ACCOUNTS
(1)   John B. Smith, Cust......................   John B. Smith, Custodian for
      f/b/o John B. Smith, Jr. UGMA/UTMA          John B. Smith, Jr., UGMA/UTMA
(2)   Estate of John B. Smith..................   John B. Smith, Jr., Executor
                                                  Estate of John B. Smith

                                   PROXY CARD
                                 ECLIPSE FUNDS
    FOR SPECIAL MEETING OF SHAREHOLDERS OF ECLIPSE ULTRA SHORT DURATION FUND
                         TO BE HELD ON DECEMBER 3, 2003

         The undersigned shareholder of Eclipse Ultra Short Duration Fund (the "Fund"), a series of Eclipse Funds (the "Trust"), hereby constitutes and appoints Robert A. Anselmi, Patrick J. Farrell and John K. Forst, or any one of them, as proxy of the undersigned, with full power of substitution, to vote all shares of the Fund held in his or her name on the books of the Fund and which he or she is entitled to vote at the Special Meeting of Shareholders of the Fund, to be held at the principal offices of the Fund's Investment Manager, NYLIM Center, 169 Lackawanna Avenue, Parsippany, New Jersey 07054 on December 3, 2003, beginning at 9:00 a.m. (Eastern time), and at any adjournments or postponements of the Special Meeting with all the powers that the undersigned would possess if personally present, and designated on the reverse hereof.

         The undersigned hereby revokes any prior proxy, and ratifies and confirms all that the proxies, or any one of them, may lawfully do. The undersigned acknowledges receipt of the Notice of the Special Meeting of Shareholders of the Fund and the Proxy Statement/Prospectus dated October 31, 2003.

         The undersigned hereby instructs the said proxies to vote in accordance with the instructions provided below with respect to the Proposal to approve an Agreement and Plan of Reorganization providing for (i) the acquisition of the assets of the Fund by the Eclipse Short Term Bond Fund ("Short Term Bond Fund"), a series of Eclipse Funds Inc., in exchange for shares of the Short Term Bond Fund and the assumption of all liabilities of the Fund by the Short Term Bond Fund and (ii) the subsequent liquidation of the Fund. The undersigned understands that if he or she does not provide an instruction, that the proxies will vote his or her shares in favor of the Proposal. The proxies will also vote on any other matter that may arise at the Special Meeting according to their best judgment.

         THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST, WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSAL.

         Unless a contrary direction is indicated, the shares represented by this proxy will be voted FOR approval of the Proposal; if specific instructions are indicated, this proxy will be voted in accordance with such instructions.

[ ]      Please check this box if you plan to attend the Special Meeting

PLEASE VOTE BY CHECKING THE APPROPRIATE BOX AS IN THIS EXAMPLE: [X]

                                                                      FOR    AGAINST   ABSTAIN
PROPOSAL

    To approve an Agreement and Plan of Reorganization providing      [ ]      [ ]       [ ]
    for (i) the acquisition of the assets of the Fund by Eclipse
    Short Term Bond Fund ("Short Term Bond Fund"), a series of
    Eclipse Funds Inc., in exchange for shares of the Short Term
    Bond Fund and the assumption of all liabilities of the Fund by the Short Term Bond Fund and (ii) the subsequent liquidation of the Fund.

THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE SHAREHOLDER. IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSAL.

Your proxy is important to assure a quorum at the Special Meeting of Shareholders of Eclipse Ultra Short Duration Fund whether or not you plan to attend the Special Meeting in person. You may revoke this proxy at any time and the giving of it will not affect your right to attend the Special Meeting and vote in person.

Please mark, sign, date and return the Proxy Card promptly using the enclosed envelope.

Signature(s): ____________________________      Date: ____________, 2003.

Signature(s): ____________________________      Date: ____________, 2003.

                               ECLIPSE FUNDS INC.

                                     PART C

                                OTHER INFORMATION

ITEM 15.          INDEMNIFICATION

         With respect to Eclipse Fund Inc., reference is made to Article VI of By-Laws (Exhibit 2), and Article VII, Section 2 the Articles of Incorporation (Exhibit 1), which are incorporated by reference herein.

                  Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a trustee, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court to appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.          EXHIBITS

         (1)      (a)      Articles of Incorporation of Eclipse Funds Inc.(1)

                  (b) Articles Supplementary to Articles of Incorporation of Eclipse Fund Inc. (2)

                  (c) Articles of Amendment to Articles of Incorporation of Eclipse Funds Inc.(4)

                  (d) Form of Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc.(6)

                  (e) Articles of Amendment to Articles of Incorporation of Eclipse Funds Inc. (7)

                  (f) Form of Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc.(12)

                  (g) Articles Supplementary to Articles of Incorporation of Eclipse Fund Inc.(22)

                  (h) Articles of Amendment to Articles of Incorporation of Eclipse Funds Inc.(22)

                  (i) Articles Supplementary to Articles of Incorporation of Eclipse Fund Inc.(25)

         (2)      By-Laws of Eclipse Funds Inc.(1)

         (3)      Not Applicable.

         (4)      Form of Agreement and Plan of Reorganization.**

------------------------

** Field herewith as Exhibit A to the Proxy Statement/Prospectus.

         (5)      Specimen Certificates for Common Stock(3).

         (6)      (1)      (a)      Form of (composite) Management Agreement
                                    between MainStay Institutional Funds Inc., on behalf of the Bond Fund, EAFE Index Fund,
                                    Growth Equity Fund, Indexed Bond Fund,
                                    Indexed Equity Fund, International Bond
                                    Fund, International Equity Fund, Money
                                    Market Fund, Asset Manager Fund (formerly
                                    Multi-Asset Fund), Short Term Bond Fund and
                                    Value Equity Fund, and MainStay Management
                                    LLC.(11)

                           (b) Substitution Agreement between MainStay Institutional Funds Inc. and New York Life Investment Management LLC.(22)

                           (c) Management Agreement between Eclipse Funds Inc., on behalf of Core Bond Plus Fund, Mid Cap Core Fund and Tax Free Bond Fund, and New York Life Investment Management LLC.(22)

                           (d) Management Agreement between Eclipse Funds Inc. and New York Life Investment Management LLC related to Growth Equity Fund, Indexed Equity Fund, Value Equity Fund, Bond Fund, Indexed Bond Fund, Money Market Fund, Short Term Bond Fund, Asset Manager Fund, International Broad Market Fund, and International Equity Fund(22)

                           (e) Management Agreement between Eclipse Funds Inc. and New York Life Investment Management LLC related to Tax-Managed Equity Fund.

                  (2)      (a)      Form of (composite) Sub-Advisory Agreement
                                    between MainStay Management LLC, on behalf of the Bond Fund, Growth Equity Fund,
                                    International Bond Fund, International
                                    Equity Fund, Short Term Bond Fund and Value
                                    Equity Fund, and MacKay Shields LLC.(11)

                           (b) Form of (composite) Sub-Advisory Agreement between MainStay Management LLC, on behalf of EAFE Index Fund, Indexed Bond Fund Indexed Equity Fund and Asset Manager Fund (formerly Multi-Asset Fund), and Monitor Capital Advisors LLC.(11)

                           (c) Form of Sub-Advisory Agreement between MainStay Management LLC, on behalf of the Money Market Fund and New York life Insurance Company(11)

                           (d) Form of Sub-Advisory Agreement between New York Life Investment Management LLC, on behalf of the Core Bond Plus Fund and the Tax Free Bond Fund, and MacKay Shields LLC.(13)

         (7) Distribution Agreement between Eclipse Funds Inc. and NYLIFE Distributors, Inc.(5)

         (8)      Not Applicable.

         (9)      (1)      Form of Custody Agreement between Eclipse Funds Inc.
                           and State Street Bank.(6)

                  (2) Amended Appendix C to the Custody Agreement between Eclipse Funds Inc. and State Street Bank.(22)

         (10)     (a)      Form of Account Application for Eclipse Funds Inc.(3)

                  (b)      Shareholder Services Plan for Eclipse Funds Inc.(10)

                  (c) Amended and Restated Shareholder Services Plan for Eclipse Funds Inc.(12)

                  (d) Shareholder Services Plan for Money Market Fund Sweep Shares, a series of Eclipse Funds Inc.(12)

                  (e) Plan of Distribution Pursuant to Rule 12b-1 for Money Market Fund Sweep Shares, a series of Eclipse Funds Inc.(12)

                  (f) Amended and Restated Shareholder Services Plan for Eclipse Funds Inc. (Service Class Shares).(24)

                  (g) Amended and Restated Shareholder Services Plan for Eclipse Funds Inc. (L Class Shares).(25)

                  (h) Plan of Distribution pursuant to Rule 12b-1 for L Class Shares of Eclipse Funds Inc.(25)

         (11) Opinion and consent of Dechert LLP regarding legality of issuance of shares and other matters.*

         (12) Form of opinion of Dechert LLP regarding tax matters. (filed herewith)

         (13)     Not Applicable.

         (14)     Consent of Independent Auditors.*

         (15)     Not Applicable.

         (16)     Powers of Attorney.(27)

         ----------------------

         (1)      Filed with Registration Statement No. 33-36962 on September
                  21, 1990.

         (2) Filed with Pre-Effective Amendment No.1 to Registration Statement No. 33-36962 on November 19, 1990.

         (3) Filed with Pre-Effective Amendment No. 2 to Registration Statement No. 33-36962 on December 26, 1990.

         (4) Filed with Post-Effective Amendment No. 4 to Registration Statement No. 33-36962 on November 2, 1992.

         (5) Filed with Post-Effective Amendment No. 6 to Registration Statement No. 33-36962 on April 29, 1994.

         (6) Filed with Post-Effective Amendment No. 7 to Registration Statement No. 33-36962 on October 14, 1994.

         (7) Filed with Post-Effective Amendment No. 8 to Registration Statement No. 33-36962 on December 29, 1994.

         (8) Filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-36962 on April 28, 1995.

         (9) Filed with Post-Effective Amendment No. 12 to Registration Statement No. 12 to Registration Statement No. 33-36962 on February 28, 1996.

         (10) Filed with Post-Effective Amendment No. 14 to Registration Statement No. 33-36962 on May 1, 1997.

         (11) Filed with Post-Effective Amendment No. 17 to Registration Statement No. 33-36962 on May 1, 1997.

         (12) Filed with Post-Effective Amendment No. 19 to Registration Statement No. 33-36962 on September 25, 1998.

         (13) Filed with Post-Effective Amendment No. 24 to Registration Statement No. 33-36962 on October 18, 2000.

         (14) Filed with Post-Effective Amendment No. 6 to Registration Statement No. 33-8865 on April 30, 1990.

         (15) Filed with Post-Effective Amendment No. 12 to Registration Statement No. 33-8865 on October 13, 1994.

         (16) Filed with Post-Effective Amendment No. 19 to Registration Statement No. 33-8865 on April 30, 1999.

         (17) Filed with Post-Effective Amendment No. 9 to Registration Statement No. 33-8865 on April 30, 1991.

         (18) Filed with Pre-Effective Amendment No. 1 to Registration Statement No. 33-8865 on January 9, 1987.

         (19) Filed with Post-Effective Amendment No. 20 to Registration Statement No. 33-8865 on April 20, 2000.

         (20) Filed with Initial Registration Statement No. 33-8865 on September 19, 1986.

         (21) Filed with Post-Effective Amendment No. 17 to Registration Statement No. 33-8865 on February 27, 1998.

         (22) Filed with Post-Effective Amendment No. 25 to the Company's Registration Statement No. 33-36962 on December 29, 2000.

         (23) Filed with Post-Effective Amendment No. 30 to the Company's Registration Statement No. 33-36962 on February 25, 2002.

         (24) Filed with Post-Effective Amendment No. 31 to the Company's Registration Statement No. 33-36962 on May 3, 2002.

         (25) Filed with Post-Effective Amendment No. 32 to the Company's Registration Statement No. 33-36962 on November 6, 2002.

         (26) Filed with Post-Effective Amendment No. 33 to the Company's Registration Statement No. 33-36962 on December 27, 2002.

         (27) Filed with Post-Effective Amendments No. 22 and 24 to the Company's Registration Statement No. 33-36962 on March 1, 2001 and May 3, 2002, respectively.

                  * To be filed by amendment.

ITEM 17.          UNDERTAKINGS.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The undersigned Registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion upon the closing of the transaction.

                                   SIGNATURES

         As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of Registrant in the city of Parsippany and the State of New Jersey on the 1st of October, 2003.

                                             ECLIPSE FUNDS INC.

                                             /s/ Stephen C. Roussin*
                                             -----------------------
                                             Stephen C. Roussin
                                             President

         As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       SIGNATURE                                TITLE                      Date
       ---------                                -----                      ----
/s/ Stephen C. Roussin*           Chairperson, President and Trustee    October 1, 2003
-----------------------
Stephen C. Roussin

/s/ Lawrence Glacken*             Trustee                               October 1, 2003
-----------------------
Lawrence Glacken

/s/ Robert P. Mulhearn*           Trustee                               October 1, 2003
-----------------------
Robert P. Mulhearn

/s/ Susan B. Kerley*              Trustee                               October 1, 2003
-----------------------
Susan B. Kerley

/s/ Peter Meenan**                Trustee                               October 1, 2003
-----------------------
Peter Meenan

/s/ Patrick J. Farrell            Treasurer and Chief Financial and     October 1, 2003
-----------------------
Patrick J. Farrell                Accounting Officer

*By: /s/ Patrick J. Farrell                                             October 1, 2003
     ----------------------
     Patrick J. Farrell as
     Attorney-in-Fact

* Pursuant to Powers of Attorney filed on March 1, 2001 as a part of Post-Effective Amendment No. 22 to the Company's Registration Statement.

** Pursuant to Powers of Attorney filed on May 3, 2002 as a part of Post-Effective Amendment No. 24 to the Company's Registration Statement.

                                INDEX OF EXHIBITS

         (12)     Form of opinion of Dechert regarding tax matters.